UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

Investor Class (TWEIX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.95%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076100

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

I Class (ACIIX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.75%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076209

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

Y Class (AEIYX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$31	0.60%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F810

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

A Class (TWEAX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.20%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076407

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

C Class (AEYIX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.95%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076746

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R Class (AEURX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$74	1.45%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076670

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R5 Class (AEIUX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$39	0.75%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F703

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R6 Class (AEUDX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$31	0.60%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076373

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

G Class (AEIMX)	September 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$6,648,382,644
Management Fees (dollars paid during the reporting period)	$27,492,381
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	7.9%
Convertible Bonds	5.2%
Equity-Linked Notes	3.4%
Convertible Preferred Securities	1.2%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F687

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

Investor Class (ALVIX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.83%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076795

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

I Class (ALVSX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.63%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076779

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

A Class (ALPAX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$56	1.08%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076787

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

C Class (ALPCX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$95	1.83%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076738

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R Class (ALVRX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$69	1.33%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076662

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R5 Class (ALVGX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.63%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F786

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R6 Class (ALVDX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.48%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076365

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

G Class (ACFLX)	September 30, 2025

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$2,722,545,652
Management Fees (dollars paid during the reporting period)	$2,551,569
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.8%	Personal Care Products	8%
Other Assets and Liabilities	0.4%	Banks	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F596

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Investor Class (ACMVX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.98%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076654

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

I Class (AVUAX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.78%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076647

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Y Class (AMVYX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.63%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F760

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

A Class (ACLAX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$64	1.23%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076639

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

C Class (ACCLX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.98%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076514

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R Class (AMVRX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$77	1.48%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076613

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R5 Class (AMVGX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.78%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F778

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R6 Class (AMDVX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.63%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076357

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

G Class (ACIPX)	September 30, 2025

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$6,678,574,755
Management Fees (dollars paid during the reporting period)	$21,822,066
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Banks	8%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	0.2%	Health Care Providers and Services	6%
		Electric Utilities	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F588

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

Investor Class (AMAEX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.09%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F679

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

I Class (AMAFX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.89%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F661

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

A Class (AMAHX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$67	1.34%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F653

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R Class (AMAJX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$80	1.59%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F646

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R6 Class (AMAKX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.74%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F638

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

G Class (AMALX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$93,904,863
Management Fees (dollars paid during the reporting period)	$114,557
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.2%
Preferred Securities	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F620

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Investor Class (ASVIX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076852

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

I Class (ACVIX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.90%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076845

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Y Class (ASVYX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.75%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F745

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

A Class (ACSCX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.35%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076837

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

C Class (ASVNX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$107	2.10%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076530

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R Class (ASVRX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.60%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076522

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R5 Class (ASVGX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$46	0.90%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F752

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R6 Class (ASVDX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.75%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076324

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

G Class (ASVHX)	September 30, 2025

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$4,304,841,937
Management Fees (dollars paid during the reporting period)	$17,944,616
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	111

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Banks	24%
Short-Term Investments	0.7%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.1%	Financial Services	6%
		Machinery	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F695

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

Investor Class (TWVLX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.97%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076506

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

I Class (AVLIX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.77%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076605

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

Y Class (AVUYX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.62%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F729

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

A Class (TWADX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$63	1.22%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076803

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

C Class (ACLCX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.97%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076761

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R Class (AVURX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$76	1.47%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076621

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R5 Class (AVUGX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.77%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F737

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R6 Class (AVUDX)	September 30, 2025

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.62%

Fund Statistics
Net Assets	$2,195,735,261
Management Fees (dollars paid during the reporting period)	$9,294,918
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	2.1%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076316

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2025

Equity Income Fund	Small Cap Dividend Fund
Investor Class (TWEIX)	Investor Class (AMAEX)
I Class (ACIIX)	I Class (AMAFX)
Y Class (AEIYX)	A Class (AMAHX)
A Class (TWEAX)	R Class (AMAJX)
C Class (AEYIX)	R6 Class (AMAKX)
R Class (AEURX)	G Class (AMALX)
R5 Class (AEIUX)	Small Cap Value Fund
R6 Class (AEUDX)	Investor Class (ASVIX)
G Class (AEIMX)	I Class (ACVIX)
Focused Large Cap Value Fund	Y Class (ASVYX)
Investor Class (ALVIX)	A Class (ACSCX)
I Class (ALVSX)	C Class (ASVNX)
A Class (ALPAX)	R Class (ASVRX)
C Class (ALPCX)	R5 Class (ASVGX)
R Class (ALVRX)	R6 Class (ASVDX)
R5 Class (ALVGX)	G Class (ASVHX)
R6 Class (ALVDX)	Value Fund
G Class (ACFLX)	Investor Class (TWVLX)
Mid Cap Value Fund	I Class (AVLIX)
Investor Class (ACMVX)	Y Class (AVUYX)
I Class (AVUAX)	A Class (TWADX)
Y Class (AMVYX)	C Class (ACLCX)
A Class (ACLAX)	R Class (AVURX)
C Class (ACCLX)	R5 Class (AVUGX)
R Class (AMVRX)	R6 Class (AVUDX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Equity Income Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 79.1%
Aerospace and Defense — 1.5%
RTX Corp.	594,905	$99,545,454
Automobile Components — 0.5%
Gentex Corp.	1,147,912	32,485,910
Banks — 7.5%
Capitol Federal Financial, Inc.	2,314,074	14,694,370
Commerce Bancshares, Inc.	548,944	32,804,893
JPMorgan Chase & Co.	667,261	210,474,137
PNC Financial Services Group, Inc.	254,631	51,163,007
Truist Financial Corp.	2,039,759	93,257,782
U.S. Bancorp	1,990,761	96,213,479
		498,607,668
Beverages — 2.5%
PepsiCo, Inc.	951,420	133,617,425
Pernod Ricard SA	339,215	33,395,934
		167,013,359
Building Products — 0.9%
A.O. Smith Corp.	555,638	40,789,386
Assa Abloy AB, Class B	463,080	16,118,822
		56,908,208
Capital Markets — 4.8%
AllianceBernstein Holding LP	966,095	36,924,151
Bank of New York Mellon Corp.	453,658	49,430,576
Blackrock, Inc.	56,691	66,094,336
Charles Schwab Corp.	683,780	65,280,476
Northern Trust Corp.	371,771	50,040,377
T. Rowe Price Group, Inc.	471,868	48,432,531
		316,202,447
Chemicals — 1.5%
Linde PLC	208,043	98,820,425
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	86,636	19,881,229
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,647,184	112,700,329
Construction Materials — 1.7%
CRH PLC	661,675	79,334,833
Martin Marietta Materials, Inc.	52,501	33,090,330
		112,425,163
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	410,209	16,598,897
Walmart, Inc.	625,926	64,507,934
		81,106,831
Containers and Packaging — 1.7%
Amcor PLC	3,301,190	27,003,734
Packaging Corp. of America	406,031	88,486,336
		115,490,070
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	2,236,767	98,305,910

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Electric Utilities — 1.9%
Duke Energy Corp.	699,691	$86,586,761
Eversource Energy	561,952	39,977,266
		126,564,027
Electrical Equipment — 0.6%
Legrand SA	238,126	39,567,292
Electronic Equipment, Instruments and Components — 0.7%
TE Connectivity PLC	226,316	49,683,151
Energy Equipment and Services — 0.7%
Baker Hughes Co.	919,959	44,820,402
Food Products — 2.9%
Hershey Co.	248,719	46,522,889
McCormick & Co., Inc.	499,362	33,412,312
Mondelez International, Inc., Class A	1,861,896	116,312,643
		196,247,844
Gas Utilities — 3.8%
Atmos Energy Corp.	494,926	84,508,615
ONE Gas, Inc.	1,139,498	92,230,968
Spire, Inc.	969,210	79,009,999
		255,749,582
Ground Transportation — 3.0%
CSX Corp.	1,234,980	43,854,140
Norfolk Southern Corp.	528,690	158,823,763
		202,677,903
Health Care Equipment and Supplies — 6.0%
Becton Dickinson & Co.	992,033	185,678,817
Medtronic PLC	1,758,690	167,497,636
Zimmer Biomet Holdings, Inc.	476,595	46,944,607
		400,121,060
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	200,900	38,287,522
UnitedHealth Group, Inc.	209,694	72,407,338
		110,694,860
Hotels, Restaurants and Leisure — 1.1%
McDonald's Corp.	129,285	39,288,418
Sodexo SA	525,966	33,185,421
		72,473,839
Household Products — 1.4%
Kimberly-Clark Corp.	460,501	57,258,694
Reckitt Benckiser Group PLC	476,198	36,668,169
		93,926,863
Insurance — 3.4%
Allstate Corp.	184,094	39,515,777
Marsh & McLennan Cos., Inc.	524,219	105,645,855
Reinsurance Group of America, Inc.	417,810	80,273,835
		225,435,467
Machinery — 1.6%
Dover Corp.	315,699	52,668,064
PACCAR, Inc.	519,501	51,077,339
		103,745,403
Metals and Mining — 0.8%
Reliance, Inc.	179,508	50,411,232

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 6.3%
Chevron Corp.	564,407	$87,646,763
Enterprise Products Partners LP	7,013,532	219,313,145
Exxon Mobil Corp.	713,645	80,463,474
TotalEnergies SE	574,293	34,979,391
		422,402,773
Personal Care Products — 5.2%
Estee Lauder Cos., Inc., Class A	595,634	52,487,268
Kenvue, Inc.	10,286,900	166,956,387
Unilever PLC	2,093,264	124,332,445
		343,776,100
Pharmaceuticals — 6.4%
Johnson & Johnson	1,389,041	257,555,982
Merck & Co., Inc.	493,407	41,411,650
Roche Holding AG	210,696	70,158,285
Sanofi SA, ADR	1,243,990	58,716,328
		427,842,245
Professional Services — 0.5%
Automatic Data Processing, Inc.	106,874	31,367,519
Semiconductors and Semiconductor Equipment — 1.5%
Analog Devices, Inc.	399,096	98,057,887
Specialized REITs — 0.9%
American Tower Corp.	325,280	62,557,850
Trading Companies and Distributors — 1.4%
Bunzl PLC	1,368,516	43,254,941
MSC Industrial Direct Co., Inc., Class A	508,329	46,837,434
		90,092,375
TOTAL COMMON STOCKS (Cost $3,771,893,238)		5,257,708,677
PREFERRED SECURITIES — 7.9%
Banks — 6.0%
Bank of America Corp., 6.30%	43,095,000	43,392,054
Citigroup, Inc., 4.00%	26,718,000	26,646,588
Citigroup, Inc., 6.25%	44,751,000	45,087,438
M&T Bank Corp., 5.125%	64,275,000	64,370,146
PNC Financial Services Group, Inc., 5.00%	1,260,000	1,258,993
Truist Financial Corp., 5.10%	57,372,000	57,373,320
Truist Financial Corp., 4.95%	102,782,000	102,506,462
Wells Fargo & Co., 3.90%	56,713,000	56,229,437
		396,864,438
Capital Markets — 1.9%
Charles Schwab Corp., 4.00%	77,677,000	76,889,044
Goldman Sachs Group, Inc., 7.56%	26,168,000	26,338,406
Goldman Sachs Group, Inc., 7.38%(1)	22,358,000	22,606,554
		125,834,004
TOTAL PREFERRED SECURITIES (Cost $510,104,849)		522,698,442
CONVERTIBLE BONDS — 5.2%
Electric Utilities — 0.2%
Duke Energy Corp., 4.125%, 4/15/26	$15,286,000	16,428,628
Health Care Equipment and Supplies — 0.9%
Envista Holdings Corp., 1.75%, 8/15/28	64,648,000	61,132,765

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Hotels, Restaurants and Leisure — 0.8%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	$54,105,000	$51,981,379
Multi-Utilities — 0.3%
WEC Energy Group, Inc., 4.375%, 6/1/27	14,425,000	17,299,181
Semiconductors and Semiconductor Equipment — 3.0%
Microchip Technology, Inc., 0.75%, 6/1/30	135,352,000	131,562,144
ON Semiconductor Corp., 0.50%, 3/1/29	73,238,000	67,757,681
		199,319,825
TOTAL CONVERTIBLE BONDS (Cost $351,972,029)		346,161,778
EQUITY-LINKED NOTES — 3.4%
Building Products — 0.2%
UBS AG, (convertible into Carrier Global Corp.), 8.05%, 2/2/26(2)	177,035	11,479,376
Consumer Staples Distribution & Retail — 0.2%
Wells Fargo Bank NA, (convertible into Target Corp.), 11.38%, 2/24/26(2)	134,536	12,033,024
Electronic Equipment, Instruments and Components — 0.2%
Merrill Lynch BV, (convertible into Keysight Technologies, Inc.), 7.10%, 2/24/26(2)	86,706	13,576,761
Health Care Providers and Services — 0.2%
Merrill Lynch BV, (convertible into Elevance Health, Inc.), 15.85%, 3/23/26(2)	44,319	13,880,661
Interactive Media and Services — 0.6%
Royal Bank of Canada, (convertible into Alphabet, Inc., Class A), 7.46%, 1/22/26(2)	98,371	19,763,439
Royal Bank of Canada, (convertible into Alphabet, Inc., Class A), 8.08%, 1/6/26(2)	101,423	19,554,174
		39,317,613
IT Services — 0.2%
Merrill Lynch BV, (convertible into Accenture PLC), 13.82%, 3/13/26(2)	57,579	14,004,477
Leisure Products — 0.2%
Wells Fargo Bank NA, (convertible into Mattel, Inc.), 9.30%, 1/28/26(2)	739,067	12,524,001
Machinery — 1.0%
JPMorgan Chase Bank NA, (convertible into Cummins, Inc.), 15.40%, 10/14/25(2)	49,124	14,158,316
JPMorgan Chase Bank NA, (convertible into PACCAR, Inc.), 14.22%, 10/22/25(2)	164,479	14,574,075
JPMorgan Chase Bank NA, (convertible into Timken Co.), 10.26%, 10/2/25(2)	195,628	13,791,201
Royal Bank of Canada, (convertible into Deere & Co.), 7.68%, 2/19/26(2)	27,714	13,026,619
UBS AG, (convertible into Toro Co.), 5.80%, 2/19/26(2)	184,119	14,073,933
		69,624,144
Semiconductors and Semiconductor Equipment — 0.2%
Merrill Lynch BV, (convertible into QUALCOMM, Inc.), 11.45%, 2/4/26(2)	88,582	13,222,984
Software — 0.4%
UBS AG, (convertible into Salesforce, Inc.), 10.85%, 12/31/25(2)	65,770	16,615,146
Wells Fargo Bank NA, (convertible into Salesforce, Inc.), 7.29%, 3/6/26(2)	55,007	12,839,536
		29,454,682
TOTAL EQUITY-LINKED NOTES (Cost $229,391,919)		229,117,723
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	39,567,205
Electric Utilities — 0.6%
NextEra Energy, Inc., 7.30%, 6/1/27	756,326	37,838,990
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $78,053,100)		77,406,195

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF (Cost $60,249,305)	341,471	$69,520,081
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	52,125	52,125
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $122,054,271), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $119,674,927)		119,661,000
TOTAL SHORT-TERM INVESTMENTS (Cost $119,713,125)		119,713,125
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $5,121,377,565)		6,622,326,021
OTHER ASSETS AND LIABILITIES — 0.4%		26,056,623
TOTAL NET ASSETS — 100.0%		$6,648,382,644

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,808,825	USD	2,287,316	Morgan Stanley & Co. LLC	12/19/25	$5,714
USD	30,262,604	CHF	23,738,591	JPMorgan Chase Bank NA	12/19/25	169,433
USD	30,258,361	CHF	23,738,592	UBS AG	12/19/25	165,190
USD	65,209,280	EUR	54,990,018	Citibank NA	12/19/25	357,865
USD	65,187,532	EUR	54,990,018	Goldman Sachs & Co. LLC	12/19/25	336,116
USD	6,411,496	EUR	5,435,429	Goldman Sachs & Co. LLC	12/19/25	1,328
USD	7,103,625	EUR	6,051,999	Goldman Sachs & Co. LLC	12/19/25	(33,684)
USD	7,363,502	EUR	6,267,824	Goldman Sachs & Co. LLC	12/19/25	(28,335)
USD	7,537,070	EUR	6,396,411	Goldman Sachs & Co. LLC	12/19/25	(6,414)
USD	65,199,107	EUR	54,990,018	Morgan Stanley & Co. LLC	12/19/25	347,692
USD	65,203,919	EUR	54,990,018	UBS AG	12/19/25	352,503
GBP	1,943,163	USD	2,594,259	Bank of America NA	12/19/25	19,344
GBP	2,255,712	USD	3,033,368	Bank of America NA	12/19/25	620
USD	24,157,363	GBP	17,870,714	Bank of America NA	12/19/25	120,805
USD	24,153,244	GBP	17,870,714	Citibank NA	12/19/25	116,685
USD	24,148,517	GBP	17,870,714	Goldman Sachs & Co. LLC	12/19/25	111,959
SEK	3,581,924	USD	381,098	Bank of America NA	12/19/25	1,233
USD	13,957,806	SEK	130,012,025	Bank of America NA	12/19/25	80,445
						$2,118,499

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $50,556. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $229,117,723, which represented 3.4% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $52,125.

Schedule of Investments - Equity Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$133,617,425	$33,395,934	—
Building Products	40,789,386	16,118,822	—
Consumer Staples Distribution & Retail	64,507,934	16,598,897	—
Electrical Equipment	—	39,567,292	—
Hotels, Restaurants and Leisure	39,288,418	33,185,421	—
Household Products	57,258,694	36,668,169	—
Oil, Gas and Consumable Fuels	387,423,382	34,979,391	—
Personal Care Products	219,443,655	124,332,445	—
Pharmaceuticals	357,683,960	70,158,285	—
Trading Companies and Distributors	46,837,434	43,254,941	—
Other Industries	3,462,598,792	—	—
Preferred Securities	—	522,698,442	—
Convertible Bonds	—	346,161,778	—
Equity-Linked Notes	—	229,117,723	—
Convertible Preferred Securities	—	77,406,195	—
Exchange-Traded Funds	69,520,081	—	—
Short-Term Investments	52,125	119,661,000	—
	$4,879,021,286	$1,743,304,735	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,186,932	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$68,433	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$2,186,932
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$68,433
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(29,125,658)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$1,450,312
See Notes to Financial Statements.

Schedule of Investments - Focused Large Cap Value Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.5%
RTX Corp.	243,840	$40,801,747
Banks — 7.6%
JPMorgan Chase & Co.	343,086	108,219,617
Truist Financial Corp.	2,133,125	97,526,475
		205,746,092
Beverages — 4.2%
Heineken NV	422,370	33,075,395
PepsiCo, Inc.	581,062	81,604,347
		114,679,742
Building Products — 1.6%
A.O. Smith Corp.	576,500	42,320,865
Capital Markets — 6.4%
Bank of New York Mellon Corp.	307,481	33,503,130
Blackrock, Inc.	69,138	80,605,920
Charles Schwab Corp.	639,440	61,047,337
		175,156,387
Communications Equipment — 2.7%
Cisco Systems, Inc.	673,496	46,080,596
F5, Inc.(1)	81,971	26,492,208
		72,572,804
Construction Materials — 1.5%
CRH PLC	339,001	40,646,220
Containers and Packaging — 2.7%
Graphic Packaging Holding Co.	1,049,858	20,545,721
Packaging Corp. of America	249,774	54,433,248
		74,978,969
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,210,639	53,207,584
Electric Utilities — 3.7%
Duke Energy Corp.	812,180	100,507,275
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity PLC	155,159	34,062,055
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(1)	151,993	76,412,961
Food Products — 2.6%
Mondelez International, Inc., Class A	1,141,208	71,291,264
Gas Utilities — 2.0%
Atmos Energy Corp.	317,831	54,269,643
Ground Transportation — 2.5%
Norfolk Southern Corp.	225,169	67,643,019
Health Care Equipment and Supplies — 7.8%
Becton Dickinson & Co.	446,788	83,625,310
Medtronic PLC	774,359	73,749,951
Zimmer Biomet Holdings, Inc.	561,590	55,316,615
		212,691,876
Health Care Providers and Services — 2.7%
Henry Schein, Inc.(1)	637,092	42,283,796
UnitedHealth Group, Inc.	91,506	31,597,022
		73,880,818

Schedule of Investments - Focused Large Cap Value Fund

	Shares	Value
Household Durables — 1.1%
PulteGroup, Inc.	218,142	$28,823,102
Household Products — 0.6%
Reckitt Benckiser Group PLC	217,109	16,717,814
Industrial Conglomerates — 1.5%
Siemens AG	151,586	40,924,884
Insurance — 5.4%
Marsh & McLennan Cos., Inc.	262,660	52,933,870
Reinsurance Group of America, Inc.	492,934	94,707,409
		147,641,279
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A	294,445	71,579,580
Life Sciences Tools and Services — 1.9%
IQVIA Holdings, Inc.(1)	271,164	51,504,890
Machinery — 2.1%
Cummins, Inc.	63,535	26,835,278
PACCAR, Inc.	306,790	30,163,593
		56,998,871
Oil, Gas and Consumable Fuels — 6.8%
Chevron Corp.	440,213	68,360,677
Enterprise Products Partners LP	2,830,570	88,511,924
TotalEnergies SE, ADR	477,768	28,517,972
		185,390,573
Personal Care Products — 7.7%
Estee Lauder Cos., Inc., Class A	404,459	35,640,927
Kenvue, Inc.	5,588,721	90,704,942
Unilever PLC, ADR	1,397,732	82,857,553
		209,203,422
Pharmaceuticals — 5.8%
Johnson & Johnson	643,477	119,313,505
Roche Holding AG	119,347	39,740,578
		159,054,083
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	217,281	53,385,942
QUALCOMM, Inc.	234,759	39,054,507
		92,440,449
Software — 1.5%
Salesforce, Inc.	167,554	39,710,298
Specialized REITs — 1.9%
American Tower Corp.	269,034	51,740,619
TOTAL COMMON STOCKS (Cost $2,078,868,678)		2,662,599,185
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,560	95,560
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $48,958,123), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $48,003,586)		47,998,000
TOTAL SHORT-TERM INVESTMENTS (Cost $48,093,560)		48,093,560
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,126,962,238)		2,710,692,745
OTHER ASSETS AND LIABILITIES — 0.4%		11,852,907
TOTAL NET ASSETS — 100.0%		$2,722,545,652

Schedule of Investments - Focused Large Cap Value Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	886,923	USD	1,118,329	UBS AG	12/19/25	$6,015
CHF	649,248	USD	822,005	UBS AG	12/19/25	1,039
USD	17,371,093	CHF	13,626,233	JPMorgan Chase Bank NA	12/19/25	97,256
USD	17,368,657	CHF	13,626,233	UBS AG	12/19/25	94,821
USD	22,310,177	EUR	18,813,840	Citibank NA	12/19/25	122,437
USD	22,302,736	EUR	18,813,841	Goldman Sachs & Co. LLC	12/19/25	114,996
USD	22,306,696	EUR	18,813,841	Morgan Stanley & Co. LLC	12/19/25	118,956
USD	22,308,342	EUR	18,813,841	UBS AG	12/19/25	120,603
GBP	1,656,059	USD	2,210,955	Bank of America NA	12/19/25	16,486
GBP	1,596,632	USD	2,147,375	Citibank NA	12/19/25	136
USD	30,665,261	GBP	22,685,013	Bank of America NA	12/19/25	153,349
USD	30,660,032	GBP	22,685,013	Citibank NA	12/19/25	148,120
USD	30,654,031	GBP	22,685,013	Goldman Sachs & Co. LLC	12/19/25	142,120
						$1,136,334

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,532,140,514	$130,458,671	—
Short-Term Investments	95,560	47,998,000	—
	$2,532,236,074	$178,456,671	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,136,334	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$1,136,334

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(14,410,715)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$694,991
See Notes to Financial Statements.

Schedule of Investments - Mid Cap Value Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.8%
Hexcel Corp.	560,805	$35,162,473
L3Harris Technologies, Inc.	270,287	82,548,353
		117,710,826
Automobile Components — 1.7%
BorgWarner, Inc.	1,007,814	44,303,503
Cie Generale des Etablissements Michelin SCA	964,469	34,734,133
Gentex Corp.	1,242,945	35,175,344
		114,212,980
Banks — 8.2%
Commerce Bancshares, Inc.	1,857,160	110,983,882
First Hawaiian, Inc.	1,685,043	41,839,618
PNC Financial Services Group, Inc.	236,642	47,548,477
Prosperity Bancshares, Inc.	1,238,605	82,181,442
Truist Financial Corp.	2,404,279	109,923,636
U.S. Bancorp	2,626,268	126,927,532
Westamerica Bancorporation	595,246	29,756,347
		549,160,934
Beverages — 1.5%
Heineken NV	511,032	40,018,432
Pernod Ricard SA	585,043	57,597,858
		97,616,290
Building Products — 1.2%
A.O. Smith Corp.	605,568	44,454,747
Masco Corp.	486,903	34,273,102
		78,727,849
Capital Markets — 2.8%
Bank of New York Mellon Corp.	278,396	30,334,028
Northern Trust Corp.	732,679	98,618,593
Raymond James Financial, Inc.	76,374	13,182,152
T. Rowe Price Group, Inc.	467,946	48,029,978
		190,164,751
Chemicals — 1.2%
Akzo Nobel NV(1)	459,317	32,780,417
PPG Industries, Inc.	465,812	48,961,499
		81,741,916
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	866,279	39,952,787
Communications Equipment — 0.4%
F5, Inc.(2)	83,337	26,933,685
Construction and Engineering — 0.1%
Vinci SA	43,160	5,998,031
Construction Materials — 0.9%
Eagle Materials, Inc.	249,475	58,137,654
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	1,901,749	76,953,301
Containers and Packaging — 2.4%
Graphic Packaging Holding Co.	3,765,893	73,698,526
Packaging Corp. of America	406,137	88,509,436
		162,207,962

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Electric Utilities — 5.4%
Duke Energy Corp.	374,566	$46,352,543
Evergy, Inc.	1,441,481	109,581,386
Eversource Energy	1,107,344	78,776,452
PPL Corp.	302,853	11,254,017
Xcel Energy, Inc.	1,444,368	116,488,279
		362,452,677
Electrical Equipment — 0.3%
Emerson Electric Co.	166,118	21,791,359
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	207,694	33,081,500
Ralliant Corp.	717,716	31,385,721
TE Connectivity PLC	153,651	33,731,004
		98,198,225
Energy Equipment and Services — 1.5%
Baker Hughes Co.	2,120,420	103,306,862
Food Products — 1.7%
Conagra Brands, Inc.	2,672,267	48,929,209
General Mills, Inc.	596,713	30,086,270
Mondelez International, Inc., Class A	524,486	32,764,640
		111,780,119
Gas Utilities — 2.2%
ONE Gas, Inc.	1,055,981	85,471,102
Spire, Inc.	757,147	61,722,624
		147,193,726
Ground Transportation — 2.7%
CSX Corp.	3,104,689	110,247,507
Norfolk Southern Corp.	225,059	67,609,974
		177,857,481
Health Care Equipment and Supplies — 8.1%
Becton Dickinson & Co.	536,381	100,394,431
Envista Holdings Corp.(2)	2,127,567	43,338,540
GE HealthCare Technologies, Inc.	1,204,558	90,462,306
Hologic, Inc.(2)	973,749	65,718,320
Medtronic PLC	656,812	62,554,775
Zimmer Biomet Holdings, Inc.	1,842,086	181,445,471
		543,913,843
Health Care Providers and Services — 5.7%
Cencora, Inc.	85,459	26,708,501
Henry Schein, Inc.(2)	1,965,926	130,478,509
Labcorp Holdings, Inc.	364,127	104,526,297
Quest Diagnostics, Inc.	312,450	59,546,721
Universal Health Services, Inc., Class B	299,021	61,131,853
		382,391,881
Health Care REITs — 1.8%
Healthpeak Properties, Inc.	3,443,628	65,945,476
Ventas, Inc.	824,369	57,697,587
		123,643,063
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	610,453	38,516,063
Household Durables — 1.9%
Mohawk Industries, Inc.(2)	438,881	56,580,538
PulteGroup, Inc.	525,991	69,499,191
		126,079,729

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Household Products — 3.2%
Henkel AG & Co. KGaA, Preference Shares	663,495	$53,534,968
Kimberly-Clark Corp.	809,668	100,674,119
Reckitt Benckiser Group PLC	772,869	59,512,411
		213,721,498
Insurance — 4.4%
Allstate Corp.	191,057	41,010,385
Hanover Insurance Group, Inc.	160,082	29,075,694
Reinsurance Group of America, Inc.	533,737	102,546,890
Willis Towers Watson PLC	346,249	119,611,717
		292,244,686
IT Services — 1.8%
Amdocs Ltd.	902,299	74,033,633
Cognizant Technology Solutions Corp., Class A	728,665	48,871,562
		122,905,195
Life Sciences Tools and Services — 1.3%
ICON PLC(2)	180,351	31,561,425
IQVIA Holdings, Inc.(2)	295,122	56,055,473
		87,616,898
Machinery — 5.1%
Cummins, Inc.	206,642	87,279,382
Dover Corp.	110,736	18,474,087
Fortive Corp.	521,598	25,553,086
Oshkosh Corp.	460,569	59,735,799
PACCAR, Inc.	508,267	49,972,811
Timken Co.	739,176	55,571,252
Toro Co.	567,459	43,240,376
		339,826,793
Media — 1.4%
Omnicom Group, Inc.	673,350	54,898,226
Publicis Groupe SA	375,416	36,127,536
		91,025,762
Metals and Mining — 0.9%
Reliance, Inc.	208,254	58,483,971
Multi-Utilities — 1.5%
Northwestern Energy Group, Inc.	1,738,751	101,908,196
Oil, Gas and Consumable Fuels — 4.7%
Coterra Energy, Inc.	2,553,192	60,382,991
Diamondback Energy, Inc.	382,656	54,758,073
Enterprise Products Partners LP	3,536,455	110,584,948
Occidental Petroleum Corp.	1,189,594	56,208,316
ONEOK, Inc.	470,612	34,340,558
		316,274,886
Passenger Airlines — 1.0%
Southwest Airlines Co.	2,047,208	65,326,407
Personal Care Products — 2.5%
Estee Lauder Cos., Inc., Class A	741,800	65,367,416
Kenvue, Inc.	6,292,479	102,126,934
		167,494,350
Residential REITs — 1.7%
Equity Residential	1,407,058	91,078,864
Essex Property Trust, Inc.	74,504	19,941,741
		111,020,605

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Retail REITs — 2.3%
Agree Realty Corp.	317,701	$22,569,479
Realty Income Corp.	1,737,670	105,632,959
Regency Centers Corp.	309,551	22,566,268
		150,768,706
Semiconductors and Semiconductor Equipment — 1.7%
NXP Semiconductors NV	142,382	32,424,653
Teradyne, Inc.	605,873	83,392,360
		115,817,013
Specialized REITs — 3.6%
American Tower Corp.	345,851	66,514,064
Public Storage	266,648	77,021,275
VICI Properties, Inc.	2,888,166	94,183,093
		237,718,432
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	2,783,148	75,785,120
Trading Companies and Distributors — 3.3%
Ashtead Group PLC	593,918	39,828,926
Bunzl PLC	3,099,032	97,951,684
MSC Industrial Direct Co., Inc., Class A	872,052	80,350,871
		218,131,481
TOTAL COMMON STOCKS (Cost $5,802,414,574)		6,602,713,993
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,618	85,618
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625 - 4.00%, 11/15/52 - 2/15/53, valued at $64,396,838), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $63,141,348)		63,134,000
TOTAL SHORT-TERM INVESTMENTS (Cost $63,219,618)		63,219,618
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $5,865,634,192)		6,665,933,611
OTHER ASSETS AND LIABILITIES — 0.2%		12,641,144
TOTAL NET ASSETS — 100.0%		$6,678,574,755

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	82,116,762	EUR	69,247,847	Citibank NA	12/19/25	$450,652
USD	82,089,375	EUR	69,247,846	Goldman Sachs & Co. LLC	12/19/25	423,264
USD	82,103,951	EUR	69,247,847	Morgan Stanley & Co. LLC	12/19/25	437,841
USD	82,110,011	EUR	69,247,846	UBS AG	12/19/25	443,900
GBP	3,359,718	USD	4,502,789	Citibank NA	12/19/25	16,116
USD	57,334,647	GBP	42,414,028	Bank of America NA	12/19/25	286,716
USD	57,324,871	GBP	42,414,028	Citibank NA	12/19/25	276,939
USD	57,313,652	GBP	42,414,028	Goldman Sachs & Co. LLC	12/19/25	265,721
						$2,601,149

Schedule of Investments - Mid Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $48,673. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $51,016, all of which is securities collateral.
(2)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$79,478,847	$34,734,133	—
Beverages	—	97,616,290	—
Chemicals	48,961,499	32,780,417	—
Construction and Engineering	—	5,998,031	—
Consumer Staples Distribution & Retail	—	76,953,301	—
Hotels, Restaurants and Leisure	—	38,516,063	—
Household Products	100,674,119	113,047,379	—
Media	54,898,226	36,127,536	—
Trading Companies and Distributors	80,350,871	137,780,610	—
Other Industries	5,664,796,671	—	—
Short-Term Investments	85,618	63,134,000	—
	$6,029,245,851	$636,687,760	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,601,149	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$2,601,149

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(32,172,303)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$1,826,486

See Notes to Financial Statements.

Schedule of Investments - Small Cap Dividend Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Automobile Components — 0.5%
Patrick Industries, Inc.	4,356	$450,541
Banks — 22.2%
Atlantic Union Bankshares Corp.	44,873	1,583,568
Bank7 Corp.	33,842	1,565,869
City Holding Co.	2,211	273,877
Columbia Banking System, Inc.	91,442	2,353,717
CVB Financial Corp.	33,312	629,930
Esquire Financial Holdings, Inc.	5,993	611,616
First Merchants Corp.	9,594	361,694
FNB Corp.	60,734	978,425
Home BancShares, Inc.	73,180	2,070,994
International Bancshares Corp.	30,717	2,111,794
Lakeland Financial Corp.	10,016	643,027
Northpointe Bancshares, Inc.	28,019	478,564
Old National Bancorp	89,197	1,957,874
Popular, Inc.	9,277	1,178,272
Provident Financial Services, Inc.	50,003	964,058
United Bankshares, Inc.	27,466	1,022,010
Webster Financial Corp.	34,453	2,047,886
		20,833,175
Building Products — 0.3%
Tecnoglass, Inc.	4,101	274,398
Capital Markets — 3.0%
GCM Grosvenor, Inc., Class A(1)	54,246	654,749
Marex Group PLC	40,450	1,359,929
Oppenheimer Holdings, Inc., Class A	10,544	779,307
		2,793,985
Chemicals — 3.8%
Ashland, Inc.	27,302	1,308,039
Avient Corp.	27,051	891,330
Minerals Technologies, Inc.	22,473	1,396,023
		3,595,392
Commercial Services and Supplies — 1.9%
Brink's Co.	14,907	1,742,032
Construction Materials — 1.4%
Titan America SA(2)	88,776	1,326,313
Containers and Packaging — 2.6%
Graphic Packaging Holding Co.	124,753	2,441,416
Electrical Equipment — 1.0%
Hammond Power Solutions, Inc.(1)	11,041	979,465
Electronic Equipment, Instruments and Components — 3.2%
Avnet, Inc.	10,418	544,653
Ingram Micro Holding Corp.(1)	70,165	1,507,846
Vishay Intertechnology, Inc.	61,445	940,108
		2,992,607
Energy Equipment and Services — 1.5%
Flowco Holdings, Inc., Class A	74,631	1,108,270
Liberty Energy, Inc.	23,025	284,129
		1,392,399

Schedule of Investments - Small Cap Dividend Fund

	Shares	Value
Financial Services — 2.8%
Enact Holdings, Inc.	6,056	$232,187
EVERTEC, Inc.	71,205	2,405,305
		2,637,492
Gas Utilities — 0.6%
Southwest Gas Holdings, Inc.	7,005	548,772
Ground Transportation — 0.8%
Proficient Auto Logistics, Inc.(2)	112,558	775,525
Health Care Equipment and Supplies — 2.5%
Embecta Corp.	163,418	2,305,828
Health Care REITs — 2.3%
American Healthcare REIT, Inc.	27,239	1,144,310
LTC Properties, Inc.	27,160	1,001,118
		2,145,428
Hotel & Resort REITs — 2.2%
Ryman Hospitality Properties, Inc.	17,365	1,555,731
Xenia Hotels & Resorts, Inc.	38,799	532,322
		2,088,053
Hotels, Restaurants and Leisure — 2.8%
Papa John's International, Inc.	19,411	934,640
Vail Resorts, Inc.	11,325	1,693,880
		2,628,520
Household Durables — 3.0%
KB Home	22,514	1,432,791
Meritage Homes Corp.	18,688	1,353,572
		2,786,363
Household Products — 1.7%
Spectrum Brands Holdings, Inc.	30,698	1,612,566
Industrial REITs — 2.9%
Americold Realty Trust, Inc.	140,701	1,722,180
Terreno Realty Corp.	18,381	1,043,122
		2,765,302
Insurance — 3.1%
Axis Capital Holdings Ltd.	26,233	2,513,121
Fidelis Insurance Holdings Ltd.	20,788	377,302
		2,890,423
Leisure Products — 1.6%
Brunswick Corp.	23,229	1,469,002
Machinery — 6.7%
Albany International Corp., Class A	19,356	1,031,675
Kennametal, Inc.	59,704	1,249,605
Luxfer Holdings PLC	123,173	1,712,105
Timken Co.	30,747	2,311,559
		6,304,944
Media — 2.4%
Entravision Communications Corp., Class A	185,891	433,126
John Wiley & Sons, Inc., Class A	27,268	1,103,536
Townsquare Media, Inc., Class A	106,556	716,056
		2,252,718
Multi-Utilities — 0.9%
Northwestern Energy Group, Inc.	13,801	808,877
Oil, Gas and Consumable Fuels — 9.1%
Chord Energy Corp.	12,795	1,271,439
Crescent Energy Co., Class A	223,332	1,992,121

Schedule of Investments - Small Cap Dividend Fund

	Shares	Value
Hess Midstream LP, Class A	47,955	$1,656,845
Infinity Natural Resources, Inc., Class A(2)	35,770	468,945
Mach Natural Resources LP	90,777	1,196,441
TXO Partners LP	139,059	1,953,779
		8,539,570
Personal Care Products — 0.9%
Edgewell Personal Care Co.	43,777	891,300
Professional Services — 1.8%
Korn Ferry	7,209	504,486
Science Applications International Corp.	11,856	1,178,130
		1,682,616
Residential REITs — 0.6%
UMH Properties, Inc.	36,673	544,594
Semiconductors and Semiconductor Equipment — 1.8%
Amkor Technology, Inc.	20,351	577,968
Kulicke & Soffa Industries, Inc.	26,358	1,071,189
		1,649,157
Software — 0.3%
Opera Ltd., ADR	15,537	320,684
Specialized REITs — 1.8%
EPR Properties	23,795	1,380,348
Smartstop Self Storage REIT, Inc.	7,281	274,057
		1,654,405
Specialty Retail — 1.9%
Bath & Body Works, Inc.	70,265	1,810,026
Tobacco — 0.4%
Turning Point Brands, Inc.	4,043	399,691
Trading Companies and Distributors — 1.0%
Applied Industrial Technologies, Inc.	3,761	981,809
TOTAL COMMON STOCKS (Cost $97,879,790)		91,315,388
PREFERRED SECURITIES — 0.5%
Financial Services — 0.5%
Compass Diversified Holdings, 7.875% (Cost $458,045)	26,375	484,245
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,525,875)	1,525,875	1,525,875
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $99,863,710)		93,325,508
OTHER ASSETS AND LIABILITIES — 0.6%		579,355
TOTAL NET ASSETS — 100.0%		$93,904,863

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	811,382	CAD	1,117,556	Citibank NA	12/19/25	$5,404
USD	39,244	CAD	54,484	Citibank NA	12/19/25	(49)
						$5,355

Schedule of Investments - Small Cap Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,562,155. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,625,404, which includes securities collateral of $99,529.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$90,335,923	$979,465	—
Preferred Securities	484,245	—	—
Short-Term Investments	1,525,875	—	—
	$92,346,043	$979,465	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,404	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$49	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$5,404

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$49

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$13,611
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$5,355

See Notes to Financial Statements.

Schedule of Investments - Small Cap Value Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Automobile Components — 2.4%
Patrick Industries, Inc.	195,000	$20,168,850
Visteon Corp.	690,000	82,703,400
		102,872,250
Banks — 23.8%
Ameris Bancorp	873,945	64,068,908
Atlantic Union Bankshares Corp.	1,475,000	52,052,750
Axos Financial, Inc.(1)	515,000	43,594,750
BancFirst Corp.	65,000	8,219,250
Columbia Banking System, Inc.	3,410,000	87,773,400
CVB Financial Corp.	775,000	14,655,250
First BanCorp	1,570,000	34,618,500
First Merchants Corp.	156,763	5,909,965
FNB Corp.	3,610,000	58,157,100
Home BancShares, Inc.	2,970,000	84,051,000
International Bancshares Corp.	960,000	66,000,000
Nicolet Bankshares, Inc.	95,000	12,777,500
Old National Bancorp	5,824,999	127,858,750
Pathward Financial, Inc.	175,000	12,951,750
Popular, Inc.	320,000	40,643,200
Southstate Bank Corp.	1,190,000	117,655,300
UMB Financial Corp.	815,000	96,455,250
Webster Financial Corp.	1,600,000	95,104,000
		1,022,546,623
Building Products — 0.5%
DIRTT Environmental Solutions(1)	7,095,240	4,079,763
Tecnoglass, Inc.	255,000	17,062,050
		21,141,813
Capital Markets — 1.6%
Marex Group PLC	885,000	29,753,700
StoneX Group, Inc.(1)	405,000	40,872,600
		70,626,300
Chemicals — 3.1%
Ashland, Inc.	640,000	30,662,400
FMC Corp.	99,013	3,329,807
Ingevity Corp.(1)	915,000	50,498,850
Minerals Technologies, Inc.	775,000	48,143,000
		132,634,057
Commercial Services and Supplies — 3.1%
Brink's Co.	755,000	88,229,300
Deluxe Corp.	730,000	14,132,800
Loomis AB	760,000	32,479,419
		134,841,519
Construction Materials — 0.6%
Titan America SA(1)	1,675,000	25,024,500
Containers and Packaging — 2.7%
Graphic Packaging Holding Co.	5,845,000	114,386,650
Distributors — 0.5%
A-Mark Precious Metals, Inc.	790,000	20,437,300

Schedule of Investments - Small Cap Value Fund

	Shares	Value
Diversified Consumer Services — 1.0%
KinderCare Learning Cos., Inc.(1)	2,870,000	$19,056,800
McGraw Hill, Inc.(1)	1,960,000	24,598,000
		43,654,800
Electrical Equipment — 1.0%
Hammond Power Solutions, Inc.(2)	170,000	15,080,980
Sensata Technologies Holding PLC	925,000	28,258,750
		43,339,730
Electronic Equipment, Instruments and Components — 1.4%
Avnet, Inc.	490,000	25,617,200
Ingram Micro Holding Corp.	1,610,000	34,598,900
		60,216,100
Energy Equipment and Services — 0.8%
Flowco Holdings, Inc., Class A	1,740,000	25,839,000
Liberty Energy, Inc.	815,000	10,057,100
		35,896,100
Financial Services — 5.7%
Compass Diversified Holdings	3,265,000	21,614,300
Euronet Worldwide, Inc.(1)	1,125,000	98,786,250
EVERTEC, Inc.	3,025,000	102,184,500
Repay Holdings Corp.(1)	4,295,000	22,462,850
		245,047,900
Ground Transportation — 0.2%
Proficient Auto Logistics, Inc.(1)	1,085,000	7,475,650
Health Care Equipment and Supplies — 3.6%
Embecta Corp.(3)	3,200,000	45,152,000
Enovis Corp.(1)(3)	2,990,000	90,716,600
Envista Holdings Corp.(1)	1,050,000	21,388,500
		157,257,100
Health Care Providers and Services — 0.2%
Pediatrix Medical Group, Inc.(1)	509,483	8,533,840
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	360,000	15,123,600
LTC Properties, Inc.	489,861	18,056,276
		33,179,876
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	725,000	64,952,750
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp.	500,000	43,225,000
Household Durables — 4.4%
Champion Homes, Inc.(1)	810,000	61,859,700
M/I Homes, Inc.(1)	325,000	46,943,000
Meritage Homes Corp.	520,000	37,663,600
Taylor Morrison Home Corp.(1)	685,000	45,216,850
		191,683,150
Household Products — 1.5%
Spectrum Brands Holdings, Inc.(3)	1,265,000	66,450,450
Industrial REITs — 2.7%
Americold Realty Trust, Inc.	4,955,000	60,649,200
Terreno Realty Corp.	965,000	54,763,750
		115,412,950
Insurance — 5.1%
Accelerant Holdings, Class A(1)	595,000	8,859,550

Schedule of Investments - Small Cap Value Fund

	Shares	Value
Axis Capital Holdings Ltd.	1,200,000	$114,960,000
Baldwin Insurance Group, Inc.(1)	225,000	6,347,250
Bowhead Specialty Holdings, Inc.(1)	175,000	4,732,000
Fidelis Insurance Holdings Ltd.	485,000	8,802,750
Hamilton Insurance Group Ltd., Class B(1)	1,290,000	31,992,000
Neptune Insurance Holdings, Inc., Class A(1)	22,805	456,100
SiriusPoint Ltd.(1)	1,250,000	22,612,500
Slide Insurance Holdings, Inc.(1)	1,385,000	21,862,225
		220,624,375
Leisure Products — 1.3%
Brunswick Corp.	870,000	55,018,800
Machinery — 5.5%
Blue Bird Corp.(1)	435,000	25,034,250
Gates Industrial Corp. PLC(1)	1,810,000	44,924,200
Hillman Solutions Corp.(1)	4,260,000	39,106,800
Kennametal, Inc.	735,000	15,383,550
Luxfer Holdings PLC	270,000	3,753,000
Timken Co.	1,440,000	108,259,200
		236,461,000
Media — 0.6%
Entravision Communications Corp., Class A(3)	6,577,330	15,325,179
Thryv Holdings, Inc.(1)	555,000	6,693,300
Townsquare Media, Inc., Class A	448,489	3,013,846
		25,032,325
Oil, Gas and Consumable Fuels — 8.9%
Chord Energy Corp.	625,000	62,106,250
Crescent Energy Co., Class A	8,100,000	72,252,000
Infinity Natural Resources, Inc., Class A(1)	820,000	10,750,200
Mach Natural Resources LP	1,775,000	23,394,500
Magnolia Oil & Gas Corp., Class A	3,405,000	81,277,350
Northern Oil & Gas, Inc.	2,725,000	67,580,000
Permian Resources Corp.	4,045,000	51,776,000
TXO Partners LP	960,000	13,488,000
		382,624,300
Personal Care Products — 1.2%
Edgewell Personal Care Co.(3)	2,445,000	49,780,200
Professional Services — 3.1%
IBEX Holdings Ltd.(1)	155,000	6,280,600
Korn Ferry	685,000	47,936,300
Science Applications International Corp.	235,000	23,351,950
TriNet Group, Inc.	860,000	57,525,400
		135,094,250
Residential REITs — 0.5%
UMH Properties, Inc.	1,495,000	22,200,750
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	1,070,000	30,388,000
Axcelis Technologies, Inc.(1)	650,000	63,466,000
Kulicke & Soffa Industries, Inc.	1,000,000	40,640,000
		134,494,000
Software — 0.5%
Opera Ltd., ADR	363,095	7,494,281
Progress Software Corp.(1)	350,000	15,375,500
		22,869,781

Schedule of Investments - Small Cap Value Fund

	Shares	Value
Specialized REITs — 1.0%
EPR Properties	540,000	$31,325,400
Smartstop Self Storage REIT, Inc.	265,000	9,974,600
		41,300,000
Specialty Retail — 3.3%
Bath & Body Works, Inc.	3,140,000	80,886,400
MarineMax, Inc.(1)(3)	1,510,000	38,248,300
OneWater Marine, Inc., Class A(1)(2)(3)	1,345,000	21,304,800
		140,439,500
Tobacco — 0.5%
Turning Point Brands, Inc.	210,000	20,760,600
Trading Companies and Distributors — 0.6%
DXP Enterprises, Inc.(1)	141,348	16,830,306
Titan Machinery, Inc.(1)	455,644	7,627,481
		24,457,787
TOTAL COMMON STOCKS (Cost $3,830,333,546)		4,271,994,076
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,876	60,876
State Street Navigator Securities Lending Government Money Market Portfolio(4)	839,322	839,322
		900,198
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $30,889,812), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $30,287,525)		30,284,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,184,198)		31,184,198
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,861,517,744)		4,303,178,274
OTHER ASSETS AND LIABILITIES — 0.0%		1,663,663
TOTAL NET ASSETS — 100.0%		$4,304,841,937

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,201,228	CAD	16,805,350	Citibank NA	12/19/25	$81,264
USD	590,144	CAD	819,315	Citibank NA	12/19/25	(744)
SEK	9,431,600	USD	1,003,474	Bank of America NA	12/19/25	3,246
USD	28,920,262	SEK	269,382,000	Bank of America NA	12/19/25	166,680
						$250,446

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,769,285. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,910,431, which includes securities collateral of $2,071,109.

Schedule of Investments - Small Cap Value Fund

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Compass Diversified Holdings(1)	$76,360	—	$17,542	$(37,204)	—(1)	—(1)	$(11,532)	$1,023
Edgewell Personal Care Co.	76,621	$7,196	12,304	(21,733)	$49,780	2,445	(3,569)	686
Embecta Corp.	35,445	7,911	7,705	9,501	45,152	3,200	(4,052)	998
Enovis Corp.(2)	101,830	15,355	7,497	(18,971)	90,717	2,990	(2,646)	—
Entravision Communications Corp., Class A	13,976	—	255	1,604	15,325	6,577	(60)	665
EVERTEC, Inc.(1)	122,076	9,111	21,318	(7,684)	—(1)	—(1)	(1,522)	307
MarineMax, Inc.(2)	33,960	—	2,867	7,155	38,248	1,510	(1,200)	—
OneWater Marine, Inc., Class A(2)(3)	21,438	908	1,515	474	21,305	1,345	(899)	—
Spectrum Brands Holdings, Inc.	67,977	22,499	6,220	(17,805)	66,451	1,265	(1,467)	994
	$549,683	$62,980	$77,223	$(84,663)	$326,978	19,332	$(26,947)	$4,673
(1)Company was not an affiliate at September 30, 2025.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,224,433,677	$47,560,399	—
Short-Term Investments	900,198	30,284,000	—
	$4,225,333,875	$77,844,399	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$251,190	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$744	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$251,190

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$744

Schedule of Investments - Small Cap Value Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(1,792,179)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$453,924

See Notes to Financial Statements.

Schedule of Investments - Value Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.5%
L3Harris Technologies, Inc.	56,810	$17,350,342
Lockheed Martin Corp.	30,589	15,270,335
RTX Corp.	138,756	23,218,041
		55,838,718
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	282,583	23,604,158
Automobile Components — 0.8%
BorgWarner, Inc.	385,308	16,938,140
Banks — 8.8%
Bank of America Corp.	801,632	41,356,195
JPMorgan Chase & Co.	208,075	65,633,097
PNC Financial Services Group, Inc.	62,999	12,658,389
Truist Financial Corp.	561,434	25,668,762
U.S. Bancorp	1,000,381	48,348,414
		193,664,857
Beverages — 3.4%
Heineken Holding NV	139,593	9,584,894
Heineken NV	172,341	13,495,861
PepsiCo, Inc.	210,592	29,575,541
Pernod Ricard SA	223,261	21,980,188
		74,636,484
Building Products — 0.8%
A.O. Smith Corp.	243,035	17,841,199
Capital Markets — 5.5%
Bank of New York Mellon Corp.	196,896	21,453,788
Blackrock, Inc.	12,678	14,780,900
Charles Schwab Corp.	306,875	29,297,356
Northern Trust Corp.	124,663	16,779,640
State Street Corp.	199,074	23,094,575
T. Rowe Price Group, Inc.	151,313	15,530,766
		120,937,025
Chemicals — 0.7%
PPG Industries, Inc.	155,089	16,301,405
Communications Equipment — 2.9%
Cisco Systems, Inc.	649,515	44,439,816
F5, Inc.(1)	62,027	20,046,506
		64,486,322
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	17,192	10,835,774
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	351,163	14,209,631
Target Corp.	138,311	12,406,497
		26,616,128
Containers and Packaging — 0.8%
Packaging Corp. of America	82,052	17,881,592
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	734,147	20,732,312
Verizon Communications, Inc.	861,475	37,861,826
		58,594,138

Schedule of Investments - Value Fund

	Shares	Value
Electric Utilities — 3.7%
Duke Energy Corp.	186,811	$23,117,861
Evergy, Inc.	311,518	23,681,598
Xcel Energy, Inc.	436,858	35,232,598
		82,032,057
Electrical Equipment — 0.7%
Emerson Electric Co.	118,497	15,544,436
Energy Equipment and Services — 0.8%
Baker Hughes Co.	362,971	17,683,947
Entertainment — 1.0%
Walt Disney Co.	188,393	21,570,999
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class A(1)	97	73,157,400
Fidelity National Information Services, Inc.	191,947	12,656,985
		85,814,385
Food Products — 1.7%
Conagra Brands, Inc.	780,827	14,296,942
Mondelez International, Inc., Class A	353,012	22,052,660
		36,349,602
Gas Utilities — 0.8%
ONE Gas, Inc.	210,070	17,003,066
Ground Transportation — 1.2%
Norfolk Southern Corp.	85,638	25,726,512
Health Care Equipment and Supplies — 5.6%
Becton Dickinson & Co.	200,223	37,475,739
Dentsply Sirona, Inc.	897,701	11,391,825
Medtronic PLC	405,424	38,612,582
Zimmer Biomet Holdings, Inc.	370,230	36,467,655
		123,947,801
Health Care Providers and Services — 4.4%
CVS Health Corp.	254,471	19,184,569
Henry Schein, Inc.(1)	252,266	16,742,894
Labcorp Holdings, Inc.	74,826	21,479,551
UnitedHealth Group, Inc.	66,953	23,118,871
Universal Health Services, Inc., Class B	77,922	15,930,374
		96,456,259
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	711,517	13,625,551
Ventas, Inc.	169,357	11,853,296
		25,478,847
Household Durables — 1.4%
Mohawk Industries, Inc.(1)	117,562	15,156,093
PulteGroup, Inc.	114,069	15,071,937
		30,228,030
Household Products — 1.7%
Kimberly-Clark Corp.	183,719	22,843,620
Reckitt Benckiser Group PLC	200,228	15,417,944
		38,261,564
Industrial Conglomerates — 0.5%
Siemens AG	43,941	11,863,103
Insurance — 3.1%
Allstate Corp.	103,464	22,208,548
Reinsurance Group of America, Inc.	123,340	23,697,314
Willis Towers Watson PLC	63,834	22,051,455
		67,957,317

Schedule of Investments - Value Fund

	Shares	Value
Interactive Media and Services — 2.3%
Alphabet, Inc., Class A	207,106	$50,347,469
IT Services — 0.7%
Accenture PLC, Class A	61,073	15,060,602
Life Sciences Tools and Services — 0.7%
ICON PLC(1)	89,967	15,744,225
Machinery — 3.9%
Cummins, Inc.	42,951	18,141,214
Dover Corp.	73,159	12,205,116
Oshkosh Corp.	94,668	12,278,439
PACCAR, Inc.	137,274	13,496,780
Timken Co.	178,601	13,427,223
Toro Co.	198,990	15,163,038
		84,711,810
Media — 0.5%
Interpublic Group of Cos., Inc.	418,094	11,669,004
Multi-Utilities — 1.1%
WEC Energy Group, Inc.	208,750	23,920,662
Oil, Gas and Consumable Fuels — 5.7%
Chevron Corp.	232,235	36,063,773
Exxon Mobil Corp.	239,818	27,039,479
Occidental Petroleum Corp.	398,857	18,845,993
Shell PLC	595,487	21,223,748
TotalEnergies SE	355,321	21,642,110
		124,815,103
Passenger Airlines — 0.7%
Southwest Airlines Co.	489,716	15,626,838
Personal Care Products — 3.7%
Estee Lauder Cos., Inc., Class A	243,083	21,420,474
Kenvue, Inc.	1,994,136	32,364,827
Unilever PLC	479,343	28,471,272
		82,256,573
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	343,503	15,491,985
Johnson & Johnson	358,165	66,410,954
Merck & Co., Inc.	286,684	24,061,388
Pfizer, Inc.	576,392	14,686,468
Roche Holding AG	48,733	16,227,284
Sanofi SA	167,187	15,831,599
		152,709,678
Residential REITs — 0.5%
Equity Residential	186,867	12,095,901
Retail REITs — 1.6%
Agree Realty Corp.	155,605	11,054,179
Realty Income Corp.	168,942	10,269,984
Regency Centers Corp.	177,658	12,951,269
		34,275,432
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	75,277	18,495,559
Infineon Technologies AG	348,509	13,672,066
QUALCOMM, Inc.	133,584	22,223,034
Teradyne, Inc.	142,015	19,546,945
		73,937,604

Schedule of Investments - Value Fund

	Shares	Value
Software — 0.9%
Salesforce, Inc.	79,819	$18,917,103
Specialized REITs — 0.7%
American Tower Corp.	79,382	15,266,746
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	231,573	21,337,136
TOTAL COMMON STOCKS (Cost $1,537,150,690)		2,146,785,751
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,216	76,216
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $46,243,783), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $45,342,277)		45,337,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,413,216)		45,413,216
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,582,563,906)		2,192,198,967
OTHER ASSETS AND LIABILITIES — 0.2%		3,536,294
TOTAL NET ASSETS — 100.0%		$2,195,735,261

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	369,152	USD	466,805	Morgan Stanley & Co. LLC	12/19/25	$1,166
USD	6,176,117	CHF	4,844,669	JPMorgan Chase Bank NA	12/19/25	34,579
USD	6,175,251	CHF	4,844,669	UBS AG	12/19/25	33,713
USD	28,314,467	EUR	23,877,170	Citibank NA	12/19/25	155,388
USD	28,305,024	EUR	23,877,170	Goldman Sachs & Co. LLC	12/19/25	145,945
USD	28,310,050	EUR	23,877,170	Morgan Stanley & Co. LLC	12/19/25	150,971
USD	28,312,139	EUR	23,877,170	UBS AG	12/19/25	153,060
USD	9,228,132	GBP	6,826,627	Bank of America NA	12/19/25	46,147
USD	9,226,558	GBP	6,826,627	Citibank NA	12/19/25	44,574
USD	9,224,753	GBP	6,826,627	Goldman Sachs & Co. LLC	12/19/25	42,768
						$808,311

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

Schedule of Investments - Value Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$29,575,541	$45,060,943	—
Consumer Staples Distribution & Retail	12,406,497	14,209,631	—
Household Products	22,843,620	15,417,944	—
Industrial Conglomerates	—	11,863,103	—
Oil, Gas and Consumable Fuels	81,949,245	42,865,858	—
Personal Care Products	53,785,301	28,471,272	—
Pharmaceuticals	120,650,795	32,058,883	—
Semiconductors and Semiconductor Equipment	60,265,538	13,672,066	—
Other Industries	1,561,689,514	—	—
Short-Term Investments	76,216	45,337,000	—
	$1,943,242,267	$248,956,700	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$808,311	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$808,311

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(10,490,622)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$540,741

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Equity Income Fund	Focused Large Cap Value Fund
Assets
Investment securities, at value	$6,622,273,896	$2,710,692,745
Investment made with cash collateral received for securities on loan, at value	52,125	—
Cash	230,904	—
Receivable for investments sold	28,485,118	11,659,735
Receivable for capital shares sold	1,288,698	87,439
Unrealized appreciation on forward foreign currency exchange contracts	2,186,932	1,136,334
Dividends and interest receivable	21,416,138	6,815,191
Securities lending receivable	7,143	—
	6,675,940,954	2,730,391,444

Liabilities
Payable for collateral received for securities on loan	52,125	—
Payable for investments purchased	12,691,195	—
Payable for capital shares redeemed	10,027,654	7,405,778
Unrealized depreciation on forward foreign currency exchange contracts	68,433	—
Accrued management fees	4,510,530	430,411
Distribution and service fees payable	208,373	9,603
	27,558,310	7,845,792

Net Assets	$6,648,382,644	$2,722,545,652

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,773,637,579	$1,963,855,593
Distributable earnings (loss)	1,874,745,065	758,690,059
	$6,648,382,644	$2,722,545,652

Investment securities, at cost	$5,121,325,440	$2,126,962,238
Investment securities on loan, at value	$50,556	—
Investment made with cash collateral received for securities on loan, at cost	$52,125	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Equity Income Fund
Investor Class, $0.01 Par Value	$2,764,910,528	306,559,174	$9.02
I Class, $0.01 Par Value	$2,119,639,777	234,616,247	$9.03
Y Class, $0.01 Par Value	$755,828,796	83,521,274	$9.05
A Class, $0.01 Par Value	$608,135,200	67,434,952	$9.02
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.57
C Class, $0.01 Par Value	$85,161,129	9,442,340	$9.02
R Class, $0.01 Par Value	$29,312,452	3,269,098	$8.97
R5 Class, $0.01 Par Value	$1,870,598	207,351	$9.02
R6 Class, $0.01 Par Value	$283,515,978	31,339,312	$9.05
G Class, $0.01 Par Value	$8,186	904	$9.06
Focused Large Cap Value Fund
Investor Class, $0.01 Par Value	$531,763,499	47,584,622	$11.18
I Class, $0.01 Par Value	$32,014,758	2,860,930	$11.19
A Class, $0.01 Par Value	$28,923,839	2,589,260	$11.17
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.85
C Class, $0.01 Par Value	$746,628	66,785	$11.18
R Class, $0.01 Par Value	$7,303,605	652,606	$11.19
R5 Class, $0.01 Par Value	$10,452	933	$11.20
R6 Class, $0.01 Par Value	$70,760,732	6,328,270	$11.18
G Class, $0.01 Par Value	$2,051,022,139	183,169,481	$11.20
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Mid Cap Value Fund	Small Cap Dividend Fund
Assets
Investment securities, at value	$6,665,933,611	$91,799,633
Investment made with cash collateral received for securities on loan, at value	—	1,525,875
Receivable for investments sold	17,282,641	2,227,059
Receivable for capital shares sold	1,961,191	33,556
Unrealized appreciation on forward foreign currency exchange contracts	2,601,149	5,404
Dividends and interest receivable	15,048,296	171,912
Securities lending receivable	956	1,493
	6,702,827,844	95,764,932

Liabilities
Disbursements in excess of demand deposit cash	—	314,480
Payable for collateral received for securities on loan	—	1,525,875
Payable for investments purchased	4,662,932	—
Payable for capital shares redeemed	15,956,596	—
Unrealized depreciation on forward foreign currency exchange contracts	—	49
Accrued management fees	3,562,424	19,551
Distribution and service fees payable	71,137	114
	24,253,089	1,860,069

Net Assets	$6,678,574,755	$93,904,863

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,307,552,323	$104,725,639
Distributable earnings (loss)	1,371,022,432	(10,820,776)
	$6,678,574,755	$93,904,863

Investment securities, at cost	$5,865,634,192	$98,337,835
Investment securities on loan, at value	$48,673	$1,562,155
Investment made with cash collateral received for securities on loan, at cost	—	$1,525,875

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Mid Cap Value Fund
Investor Class, $0.01 Par Value	$1,514,202,727	90,597,772	$16.71
I Class, $0.01 Par Value	$1,128,978,769	67,465,375	$16.73
Y Class, $0.01 Par Value	$300,151,916	17,923,120	$16.75
A Class, $0.01 Par Value	$160,770,098	9,649,816	$16.66
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$17.68
C Class, $0.01 Par Value	$7,589,156	464,611	$16.33
R Class, $0.01 Par Value	$77,015,017	4,643,934	$16.58
R5 Class, $0.01 Par Value	$15,309,564	914,284	$16.74
R6 Class, $0.01 Par Value	$2,497,802,314	149,291,472	$16.73
G Class, $0.01 Par Value	$976,755,194	58,312,973	$16.75
Small Cap Dividend Fund
Investor Class, $0.01 Par Value	$17,071,959	1,688,161	$10.11
I Class, $0.01 Par Value	$4,598,218	454,436	$10.12
A Class, $0.01 Par Value	$117,089	11,582	$10.11
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$10.73
R Class, $0.01 Par Value	$219,129	21,688	$10.10
R6 Class, $0.01 Par Value	$134,360	13,282	$10.12
G Class, $0.01 Par Value	$71,764,108	7,092,701	$10.12
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Small Cap Value Fund	Value Fund
Assets
Investment securities, at value	$3,975,361,423	$2,192,198,967
Investment securities - affiliated, at value	326,977,529	—
Investment made with cash collateral received for securities on loan, at value	839,322	—
Receivable for investments sold	8,826,199	4,393,786
Receivable for capital shares sold	3,490,524	151,014
Unrealized appreciation on forward foreign currency exchange contracts	251,190	808,311
Dividends and interest receivable	7,049,070	4,037,601
Securities lending receivable	10,249	299
	4,322,805,506	2,201,589,978

Liabilities
Payable for collateral received for securities on loan	839,322	—
Payable for investments purchased	8,905,565	3,263,450
Payable for capital shares redeemed	5,268,295	946,722
Unrealized depreciation on forward foreign currency exchange contracts	744	—
Accrued management fees	2,919,314	1,543,075
Distribution and service fees payable	30,329	101,470
	17,963,569	5,854,717

Net Assets	$4,304,841,937	$2,195,735,261

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,551,566,595	$1,492,185,093
Distributable earnings (loss)	753,275,342	703,550,168
	$4,304,841,937	$2,195,735,261

Investment securities, at cost	$3,467,101,036	$1,582,563,906
Investment securities on loan, at value	$2,721,939	—
Investment securities - affiliated, at cost	$393,577,386	—
Investment securities on loan - affiliated, at value	$47,346	—
Investment made with cash collateral received for securities on loan, at cost	$839,322	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Small Cap Value Fund
Investor Class, $0.01 Par Value	$528,530,156	52,205,251	$10.12
I Class, $0.01 Par Value	$1,336,893,164	130,251,598	$10.26
Y Class, $0.01 Par Value	$94,703,256	9,208,738	$10.28
A Class, $0.01 Par Value	$65,359,021	6,560,622	$9.96
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$10.57
C Class, $0.01 Par Value	$16,522,317	1,817,328	$9.09
R Class, $0.01 Par Value	$5,783,492	586,482	$9.86
R5 Class, $0.01 Par Value	$8,254,837	803,450	$10.27
R6 Class, $0.01 Par Value	$2,018,314,700	196,585,538	$10.27
G Class, $0.01 Par Value	$230,480,994	22,382,934	$10.30
Value Fund
Investor Class, $0.01 Par Value	$1,172,778,734	137,783,308	$8.51
I Class, $0.01 Par Value	$506,721,215	59,325,532	$8.54
Y Class, $0.01 Par Value	$141,143,256	16,523,021	$8.54
A Class, $0.01 Par Value	$52,718,939	6,205,421	$8.50
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.02
C Class, $0.01 Par Value	$3,271,226	396,331	$8.25
R Class, $0.01 Par Value	$214,259,521	25,187,091	$8.51
R5 Class, $0.01 Par Value	$10,365	1,214	$8.54
R6 Class, $0.01 Par Value	$104,832,005	12,268,630	$8.54
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Equity Income Fund	Focused Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$79,758,804	$36,468,528
Interest	30,495,129	1,468,309
Securities lending, net	61,650	—
Less foreign taxes withheld	(361,480)	(352,912)
	109,954,103	37,583,925

Expenses:
Management fees	27,492,404	7,988,814
Distribution and service fees:
A Class	756,400	35,695
C Class	455,176	3,653
R Class	73,758	17,036
Directors' fees and expenses	111,680	48,821
Other expenses	127,899	38
	29,017,317	8,094,057
Fees waived	(23)	(5,437,245)
	29,017,294	2,656,812

Net investment income (loss)	80,936,809	34,927,113

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	236,920,023	159,062,856
Forward foreign currency exchange contract transactions	(29,125,658)	(14,410,715)
Foreign currency translation transactions	418,950	73,798
	208,213,315	144,725,939

Change in net unrealized appreciation (depreciation) on:
Investments	29,139,767	25,045,120
Forward foreign currency exchange contracts	1,450,312	694,991
Translation of assets and liabilities in foreign currencies	487,453	330,185
	31,077,532	26,070,296

Net realized and unrealized gain (loss)	239,290,847	170,796,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$320,227,656	$205,723,348

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Mid Cap Value Fund	Small Cap Dividend Fund
Investment Income (Loss)
Income:
Dividends	$96,794,591	$1,497,239
Interest	1,684,045	23,578
Securities lending, net	21,023	8,024
Less foreign taxes withheld	(1,986,022)	(3,022)
	96,513,637	1,525,819

Expenses:
Management fees	25,483,189	413,854
Distribution and service fees:
A Class	201,103	143
C Class	37,812	—
R Class	190,870	555
Directors' fees and expenses	116,327	1,723
Other expenses	240,748	331
	26,270,049	416,606
Fees waived	(3,661,123)	(299,297)
	22,608,926	117,309

Net investment income (loss)	73,904,711	1,408,510

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	416,275,116	(4,414,514)
Forward foreign currency exchange contract transactions	(32,172,303)	13,611
Foreign currency translation transactions	188,792	(100)
	384,291,605	(4,401,003)

Change in net unrealized appreciation (depreciation) on:
Investments	(17,844,723)	3,981,252
Forward foreign currency exchange contracts	1,826,486	5,355
Translation of assets and liabilities in foreign currencies	64,477	(9)
	(15,953,760)	3,986,598

Net realized and unrealized gain (loss)	368,337,845	(414,405)

Net Increase (Decrease) in Net Assets Resulting from Operations	$442,242,556	$994,105

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Small Cap Value Fund	Value Fund
Investment Income (Loss)
Income:
Dividends	$43,176,840	$30,861,839
Dividends - affiliated	4,672,964	—
Interest	505,247	996,592
Securities lending, net	49,294	4,194
Less foreign taxes withheld	(354,112)	(389,407)
	48,050,233	31,473,218

Expenses:
Management fees	19,147,411	9,547,226
Distribution and service fees:
A Class	83,091	63,303
C Class	84,519	17,764
R Class	14,371	523,168
Directors' fees and expenses	76,462	35,330
Other expenses	13,249	65,360
	19,419,103	10,252,151
Fees waived	(1,202,795)	(252,308)
	18,216,308	9,999,843

Net investment income (loss)	29,833,925	21,473,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	186,786,360	106,895,813
Investments transactions - affiliated	(26,947,082)	—
Forward foreign currency exchange contract transactions	(1,792,179)	(10,490,622)
Foreign currency translation transactions	(2,037)	63,439
	158,045,062	96,468,630

Change in net unrealized appreciation (depreciation) on:
Investments	101,569,968	37,963,806
Investments - affiliated	(84,662,577)	—
Forward foreign currency exchange contracts	453,924	540,741
Translation of assets and liabilities in foreign currencies	—	91,674
	17,361,315	38,596,221

Net realized and unrealized gain (loss)	175,406,377	135,064,851

Net Increase (Decrease) in Net Assets Resulting from Operations	$205,240,302	$156,538,226

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Equity Income Fund		Focused Large Cap Value Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$80,936,809	$173,017,056	$34,927,113	$79,606,944
Net realized gain (loss)	208,213,315	673,276,064	144,725,939	215,735,048
Change in net unrealized appreciation (depreciation)	31,077,532	(154,833,718)	26,070,296	32,097,119
Net increase (decrease) in net assets resulting from operations	320,227,656	691,459,402	205,723,348	327,439,111

Distributions to Shareholders
From earnings:
Investor Class	(37,397,162)	(309,301,760)	(4,679,482)	(46,255,599)
I Class	(30,804,583)	(255,276,294)	(309,193)	(3,232,689)
Y Class	(11,266,205)	(83,061,744)	—	—
A Class	(7,364,530)	(66,160,874)	(220,397)	(2,574,286)
C Class	(756,499)	(10,920,853)	(2,974)	(54,939)
R Class	(322,737)	(3,223,143)	(45,231)	(528,551)
R5 Class	(26,094)	(841,419)	(100)	(847)
R6 Class	(3,952,919)	(39,242,286)	(702,251)	(5,010,376)
G Class	(142)	(836)	(28,416,230)	(248,033,522)
Decrease in net assets from distributions	(91,890,871)	(768,029,209)	(34,375,858)	(305,690,809)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(612,489,232)	(1,131,904,579)	(401,468,725)	(502,652,586)

Net increase (decrease) in net assets	(384,152,447)	(1,208,474,386)	(230,121,235)	(480,904,284)

Net Assets
Beginning of period	7,032,535,091	8,241,009,477	2,952,666,887	3,433,571,171
End of period	$6,648,382,644	$7,032,535,091	$2,722,545,652	$2,952,666,887

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Mid Cap Value Fund		Small Cap Dividend Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$73,904,711	$157,067,768	$1,408,510	$1,097,462
Net realized gain (loss)	384,291,605	700,732,743	(4,401,003)	426,294
Change in net unrealized appreciation (depreciation)	(15,953,760)	(356,799,297)	3,986,598	(11,466,397)
Net increase (decrease) in net assets resulting from operations	442,242,556	501,001,214	994,105	(9,942,641)

Distributions to Shareholders
From earnings:
Investor Class	(13,381,786)	(129,693,901)	(162,018)	(164,986)
I Class	(11,263,570)	(121,938,764)	(49,235)	(87,298)
Y Class	(3,109,177)	(23,490,397)	—	—
A Class	(1,231,673)	(13,873,917)	(936)	(1,511)
C Class	(30,422)	(817,130)	—	—
R Class	(497,321)	(6,298,224)	(1,589)	(2,727)
R5 Class	(148,968)	(1,444,049)	—	—
R6 Class	(26,806,698)	(259,579,205)	(1,471)	(2,519)
G Class	(14,966,638)	(118,411,741)	(1,160,331)	(1,096,259)
Decrease in net assets from distributions	(71,436,253)	(675,547,328)	(1,375,580)	(1,355,300)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,044,877,312)	(1,426,571,440)	(13,021,286)	110,099,171

Net increase (decrease) in net assets	(674,071,009)	(1,601,117,554)	(13,402,761)	98,801,230

Net Assets
Beginning of period	7,352,645,764	8,953,763,318	107,307,624	8,506,394
End of period	$6,678,574,755	$7,352,645,764	$93,904,863	$107,307,624

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Small Cap Value Fund		Value Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$29,833,925	$68,511,559	$21,473,375	$42,980,041
Net realized gain (loss)	158,045,062	569,861,731	96,468,630	159,105,486
Change in net unrealized appreciation (depreciation)	17,361,315	(804,749,171)	38,596,221	(50,079,895)
Net increase (decrease) in net assets resulting from operations	205,240,302	(166,375,881)	156,538,226	152,005,632

Distributions to Shareholders
From earnings:
Investor Class	(2,539,078)	(43,349,212)	(10,906,883)	(115,784,384)
I Class	(7,950,778)	(116,769,918)	(5,321,113)	(51,539,273)
Y Class	(663,012)	(7,865,182)	(1,500,104)	(13,183,128)
A Class	(234,861)	(5,152,271)	(427,218)	(5,060,688)
C Class	—	(1,210,435)	(16,178)	(485,305)
R Class	(13,309)	(410,579)	(1,489,989)	(21,165,087)
R5 Class	(48,309)	(650,134)	(104)	(21,436)
R6 Class	(12,966,941)	(157,187,747)	(1,141,137)	(10,639,097)
G Class	(2,773,936)	(27,867,615)	—	—
Decrease in net assets from distributions	(27,190,224)	(360,463,093)	(20,802,726)	(217,878,398)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(633,075,502)	(711,050,197)	(103,825,166)	201,699

Net increase (decrease) in net assets	(455,025,424)	(1,237,889,171)	31,910,334	(65,671,067)

Net Assets
Beginning of period	4,759,867,361	5,997,756,532	2,163,824,927	2,229,495,994
End of period	$4,304,841,937	$4,759,867,361	$2,195,735,261	$2,163,824,927

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2025 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Equity Income Fund	Investor, I, Y, A, C, R, R5, R6, G
Focused Large Cap Value Fund	Investor, I, A, C, R, R5, R6, G
Mid Cap Value Fund	Investor, I, Y, A, C, R, R5, R6, G
Small Cap Dividend Fund	Investor, I, A, R, R6, G
Small Cap Value Fund	Investor, I, Y, A, C, R, R5, R6, G
Value Fund	Investor, I, Y, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — A fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to make income payments or to deliver common stock at maturity.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Small Cap Dividend Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.09%	—
I Class	0.89%	—
A Class	1.09%	—
R Class	1.09%	—
R6 Class	0.74%	—
G Class	0.00%(1)	$299,297
(1)Annual management fee before waiver was 0.74%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended September 30, 2025 are as follows:

Equity Income Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.80% to 1.00%	0.94%	—
I Class	0.60% to 0.80%	0.74%	—
Y Class	0.45% to 0.65%	0.59%	—
A Class	0.80% to 1.00%	0.94%	—
C Class	0.80% to 1.00%	0.94%	—
R Class	0.80% to 1.00%	0.94%	—
R5 Class	0.60% to 0.80%	0.74%	—
R6 Class	0.45% to 0.65%	0.59%	—
G Class	0.45% to 0.65%	0.00%(1)	$23
(1)Effective annual management fee before waiver was 0.59%.

Focused Large Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.70% to 0.90%	0.83%	—
I Class	0.50% to 0.70%	0.63%	—
A Class	0.70% to 0.90%	0.83%	—
C Class	0.70% to 0.90%	0.83%	—
R Class	0.70% to 0.90%	0.83%	—
R5 Class	0.50% to 0.70%	0.63%	—
R6 Class	0.35% to 0.55%	0.48%	—
G Class	0.35% to 0.55%	0.00%(1)	$5,437,245
(1)Effective annual management fee before waiver was 0.48%.

Mid Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.95% to 0.97%	0.97%	—
I Class	0.75% to 0.77%	0.77%	—
Y Class	0.60% to 0.62%	0.62%	—
A Class	0.95% to 0.97%	0.97%	—
C Class	0.95% to 0.97%	0.97%	—
R Class	0.95% to 0.97%	0.97%	—
R5 Class	0.75% to 0.77%	0.77%	—
R6 Class	0.60% to 0.62%	0.62%	—
G Class	0.60% to 0.62%	0.00%(1)	$3,661,123
(1)Effective annual management fee before waiver was 0.62%.

Small Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	1.00% to 1.25%	1.09%	—
I Class	0.80% to 1.05%	0.89%	—
Y Class	0.65% to 0.90%	0.74%	—
A Class	1.00% to 1.25%	1.09%	—
C Class	1.00% to 1.25%	1.09%	—
R Class	1.00% to 1.25%	1.09%	—
R5 Class	0.80% to 1.05%	0.89%	—
R6 Class	0.65% to 0.90%	0.74%	—
G Class	0.65% to 0.90%	0.00%(1)	$1,202,795
(1)Effective annual management fee before waiver was 0.74%.

Value Fund	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
		Before Waiver	After Waiver
Investor Class	0.85% to 1.00%	0.98%	0.96%	$134,235
I Class	0.65% to 0.80%	0.78%	0.76%	$59,040
Y Class	0.50% to 0.65%	0.63%	0.61%	$15,957
A Class	0.85% to 1.00%	0.98%	0.96%	$6,029
C Class	0.85% to 1.00%	0.98%	0.96%	$413
R Class	0.85% to 1.00%	0.98%	0.96%	$24,826
R5 Class	0.65% to 0.80%	0.78%	0.76%	$1
R6 Class	0.50% to 0.65%	0.63%	0.61%	$11,807
From April 1, 2025 through July 31, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.967% for Investor Class, A Class, C Class and R Class, 0.767% for I Class and R5 Class, and 0.617% for Y Class and R6 Class. Effective August 1, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.945% for Investor Class, A Class, C Class and R Class, 0.745% for I Class and R5 Class, and 0.595% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Large Cap Value Fund	American Century Asset Allocation Portfolios, Inc	55%
Mid Cap Value Fund	American Century Asset Allocation Portfolios, Inc	11%
Small Cap Dividend Fund	American Century Asset Allocation Portfolios, Inc	55%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Mid Cap Value Fund	$670,721	—	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended September 30, 2025 were as follows:

	Equity Income Fund	Focused Large Cap Value Fund	Mid Cap Value Fund
Purchases	$1,111,416,542	$1,014,693,096	$2,280,600,065
Sales	$1,828,196,845	$1,455,802,661	$3,332,676,989

	Small Cap Dividend Fund	Small Cap Value Fund	Value Fund
Purchases	$22,477,780	$907,048,434	$582,125,710
Sales	$36,429,060	$1,543,246,367	$687,940,155

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Equity Income Fund
Investor Class/Shares Authorized	3,900,000,000		3,900,000,000
Sold	5,762,910	$49,484,481	15,079,777	$133,905,130
Issued in reinvestment of distributions	4,147,478	36,153,546	35,160,595	299,715,803
Redeemed	(35,526,690)	(309,627,391)	(75,900,028)	(674,412,408)
	(25,616,302)	(223,989,364)	(25,659,656)	(240,791,475)
I Class/Shares Authorized	4,350,000,000		4,350,000,000
Sold	11,274,417	96,969,093	31,715,701	281,724,182
Issued in reinvestment of distributions	3,347,331	29,243,469	28,414,892	242,678,273
Redeemed	(39,740,325)	(345,209,932)	(125,072,250)	(1,110,348,884)
	(25,118,577)	(218,997,370)	(64,941,657)	(585,946,429)
Y Class/Shares Authorized	750,000,000		750,000,000
Sold	3,068,731	26,630,877	19,623,713	175,793,249
Issued in reinvestment of distributions	1,275,250	11,163,973	9,618,625	82,247,275
Redeemed	(10,545,835)	(90,581,038)	(21,651,385)	(192,997,669)
	(6,201,854)	(52,786,188)	7,590,953	65,042,855
A Class/Shares Authorized	900,000,000		900,000,000
Sold	2,801,883	24,251,350	8,220,162	72,911,407
Issued in reinvestment of distributions	798,336	6,955,949	7,342,351	62,538,115
Redeemed	(9,422,666)	(81,193,766)	(20,727,526)	(183,659,675)
	(5,822,447)	(49,986,467)	(5,165,013)	(48,210,153)
C Class/Shares Authorized	250,000,000		250,000,000
Sold	257,013	2,198,471	837,858	7,415,968
Issued in reinvestment of distributions	84,552	734,197	1,242,711	10,563,994
Redeemed	(2,470,814)	(21,342,233)	(7,956,364)	(70,567,623)
	(2,129,249)	(18,409,565)	(5,875,795)	(52,587,661)
R Class/Shares Authorized	55,000,000		55,000,000
Sold	233,228	2,011,742	431,309	3,805,740
Issued in reinvestment of distributions	37,268	322,631	380,938	3,223,135
Redeemed	(607,208)	(5,200,912)	(980,309)	(8,648,006)
	(336,712)	(2,866,539)	(168,062)	(1,619,131)
R5 Class/Shares Authorized	80,000,000		80,000,000
Sold	45,849	392,652	424,433	3,703,382
Issued in reinvestment of distributions	2,991	26,094	97,528	841,418
Redeemed	(9,051)	(77,877)	(9,028,312)	(80,757,069)
	39,789	340,869	(8,506,351)	(76,212,269)
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	5,439,209	48,252,016	5,105,062	45,443,408
Issued in reinvestment of distributions	451,976	3,952,919	4,586,872	39,238,566
Redeemed	(11,334,106)	(97,999,685)	(31,296,960)	(276,263,126)
	(5,442,921)	(45,794,750)	(21,605,026)	(191,581,152)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	16	142	98	836
Net increase (decrease)	(70,628,257)	$(612,489,232)	(124,330,509)	$(1,131,904,579)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Focused Large Cap Value Fund
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,307,264	$13,891,995	1,970,951	$20,890,800
Issued in reinvestment of distributions	429,926	4,630,171	4,449,981	45,707,781
Redeemed	(4,650,403)	(49,397,065)	(7,358,713)	(79,236,722)
	(2,913,213)	(30,874,899)	(937,781)	(12,638,141)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	189,946	2,025,690	487,724	5,195,298
Issued in reinvestment of distributions	26,760	288,742	297,493	3,059,754
Redeemed	(415,082)	(4,312,431)	(1,082,372)	(11,443,945)
	(198,376)	(1,997,999)	(297,155)	(3,188,893)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	197,327	2,048,224	284,119	3,019,048
Issued in reinvestment of distributions	18,373	197,781	226,522	2,324,547
Redeemed	(356,904)	(3,780,552)	(756,557)	(8,023,296)
	(141,204)	(1,534,547)	(245,916)	(2,679,701)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,263	35,812	15,628	164,020
Issued in reinvestment of distributions	276	2,970	5,350	54,855
Redeemed	(11,682)	(121,258)	(29,857)	(322,735)
	(8,143)	(82,476)	(8,879)	(103,860)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	75,199	792,473	158,099	1,683,955
Issued in reinvestment of distributions	3,898	42,069	47,729	490,483
Redeemed	(56,208)	(590,700)	(141,442)	(1,514,268)
	22,889	243,842	64,386	660,170
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	9	100	82	847
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	908,150	9,858,979	1,663,511	17,529,083
Issued in reinvestment of distributions	64,275	693,913	480,784	4,944,385
Redeemed	(513,285)	(5,483,670)	(2,406,082)	(25,730,039)
	459,140	5,069,222	(261,787)	(3,256,571)
G Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	15,842,874	166,842,820	26,811,250	289,915,567
Issued in reinvestment of distributions	2,638,582	28,416,230	24,059,746	248,033,522
Redeemed	(51,552,579)	(567,551,018)	(95,208,163)	(1,019,395,526)
	(33,071,123)	(372,291,968)	(44,337,167)	(481,446,437)
Net increase (decrease)	(35,850,021)	$(401,468,725)	(46,024,217)	$(502,652,586)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Mid Cap Value Fund
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	1,865,811	$29,546,478	4,918,342	$79,974,726
Issued in reinvestment of distributions	805,365	12,958,642	7,975,526	126,209,268
Redeemed	(9,422,015)	(150,109,898)	(23,319,224)	(378,238,092)
	(6,750,839)	(107,604,778)	(10,425,356)	(172,054,098)
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	3,736,294	59,246,542	10,299,620	166,884,617
Issued in reinvestment of distributions	659,562	10,628,634	7,288,427	115,476,691
Redeemed	(12,579,211)	(200,097,312)	(52,910,898)	(862,094,431)
	(8,183,355)	(130,222,136)	(35,322,851)	(579,733,123)
Y Class/Shares Authorized	125,000,000		125,000,000
Sold	1,638,561	26,035,271	6,203,662	102,221,014
Issued in reinvestment of distributions	130,785	2,110,488	1,020,517	16,178,411
Redeemed	(1,712,918)	(27,342,371)	(3,293,333)	(53,379,262)
	56,428	803,388	3,930,846	65,020,163
A Class/Shares Authorized	165,000,000		165,000,000
Sold	558,481	8,824,165	2,232,345	35,953,260
Issued in reinvestment of distributions	71,017	1,138,256	787,672	12,420,546
Redeemed	(1,638,367)	(25,771,026)	(5,444,326)	(89,331,446)
	(1,008,869)	(15,808,605)	(2,424,309)	(40,957,640)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	29,239	449,437	72,576	1,153,458
Issued in reinvestment of distributions	1,804	28,219	50,974	787,875
Redeemed	(114,125)	(1,713,103)	(769,291)	(12,160,322)
	(83,082)	(1,235,447)	(645,741)	(10,218,989)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	173,421	2,697,916	426,097	6,844,553
Issued in reinvestment of distributions	31,201	497,313	401,178	6,295,160
Redeemed	(560,798)	(8,842,507)	(1,421,792)	(22,942,723)
	(356,176)	(5,647,278)	(594,517)	(9,803,010)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	43,225	679,208	142,279	2,325,187
Issued in reinvestment of distributions	9,222	148,748	91,042	1,442,722
Redeemed	(154,506)	(2,390,928)	(733,358)	(11,835,997)
	(102,059)	(1,562,972)	(500,037)	(8,068,088)
R6 Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	9,057,310	143,849,309	21,833,404	355,641,679
Issued in reinvestment of distributions	1,639,685	26,418,048	16,041,285	254,190,966
Redeemed	(41,655,107)	(658,884,553)	(67,827,927)	(1,104,877,736)
	(30,958,112)	(488,617,196)	(29,953,238)	(495,045,091)
G Class/Shares Authorized	850,000,000		850,000,000
Sold	3,367,016	53,449,893	7,885,677	130,126,071
Issued in reinvestment of distributions	929,340	14,966,638	7,461,761	118,411,741
Redeemed	(22,055,128)	(363,398,819)	(25,837,302)	(424,249,376)
	(17,758,772)	(294,982,288)	(10,489,864)	(175,711,564)
Net increase (decrease)	(65,144,836)	$(1,044,877,312)	(86,425,067)	$(1,426,571,440)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Small Cap Dividend Fund
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	69,968	$689,415	1,471,012	$16,458,479
Issued in reinvestment of distributions	16,002	160,596	15,656	163,781
Redeemed	(55,650)	(554,303)	(199,062)	(2,175,758)
	30,320	295,708	1,287,606	14,446,502
I Class/Shares Authorized	20,000,000		20,000,000
Sold	3,698	36,218	92,119	988,561
Issued in reinvestment of distributions	4,903	49,235	8,472	87,298
Redeemed	(44,518)	(441,537)	(33,936)	(345,076)
	(35,917)	(356,084)	66,655	730,783
A Class/Shares Authorized	20,000,000		20,000,000
Sold	3,909	37,789	3,563	37,632
Issued in reinvestment of distributions	93	936	148	1,511
Redeemed	(2,618)	(25,753)	(4,732)	(46,659)
	1,384	12,972	(1,021)	(7,516)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	8,941	85,064	17,293	183,359
Issued in reinvestment of distributions	159	1,589	263	2,721
Redeemed	(6,321)	(64,722)	(14,531)	(153,749)
	2,779	21,931	3,025	32,331
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	936	9,445	6,756	69,541
Issued in reinvestment of distributions	146	1,471	244	2,519
Redeemed	(31)	(298)	(2,871)	(32,099)
	1,051	10,618	4,129	39,961
G Class/Shares Authorized	100,000,000		100,000,000
Sold	383,397	3,743,037	8,578,773	97,290,836
Issued in reinvestment of distributions	115,660	1,160,331	102,902	1,096,259
Redeemed	(1,767,788)	(17,909,799)	(322,920)	(3,529,985)
	(1,268,731)	(13,006,431)	8,358,755	94,857,110
Net increase (decrease)	(1,269,114)	$(13,021,286)	9,719,149	$110,099,171

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	1,604,234	$15,329,973	5,446,772	$58,186,339
Issued in reinvestment of distributions	244,835	2,435,614	3,867,023	41,543,021
Redeemed	(8,689,848)	(85,145,966)	(19,354,018)	(208,769,332)
	(6,840,779)	(67,380,379)	(10,040,223)	(109,039,972)
I Class/Shares Authorized	1,660,000,000		1,660,000,000
Sold	11,595,250	111,090,814	26,276,360	283,238,952
Issued in reinvestment of distributions	736,562	7,415,934	9,970,181	108,419,391
Redeemed	(40,153,202)	(400,416,953)	(65,897,036)	(716,777,281)
	(27,821,390)	(281,910,205)	(29,650,495)	(325,118,938)
Y Class/Shares Authorized	70,000,000		70,000,000
Sold	1,062,232	10,405,792	7,674,724	84,997,233
Issued in reinvestment of distributions	26,286	265,276	288,019	3,137,302
Redeemed	(3,191,859)	(31,838,003)	(2,509,617)	(27,461,619)
	(2,103,341)	(21,166,935)	5,453,126	60,672,916
A Class/Shares Authorized	80,000,000		80,000,000
Sold	543,571	5,153,960	1,099,352	11,572,142
Issued in reinvestment of distributions	21,143	206,940	438,353	4,640,010
Redeemed	(1,409,415)	(13,270,653)	(2,401,692)	(25,119,257)
	(844,701)	(7,909,753)	(863,987)	(8,907,105)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	32,495	279,160	205,324	1,994,224
Issued in reinvestment of distributions	—	—	109,244	1,058,979
Redeemed	(222,817)	(1,959,489)	(455,032)	(4,363,518)
	(190,322)	(1,680,329)	(140,464)	(1,310,315)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	44,691	420,528	142,420	1,479,951
Issued in reinvestment of distributions	1,372	13,307	39,164	410,579
Redeemed	(70,767)	(678,346)	(240,810)	(2,496,047)
	(24,704)	(244,511)	(59,226)	(605,517)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	89,685	856,393	199,764	2,163,097
Issued in reinvestment of distributions	4,791	48,309	59,710	649,958
Redeemed	(228,040)	(2,242,987)	(295,012)	(3,198,894)
	(133,564)	(1,338,285)	(35,538)	(385,839)
R6 Class/Shares Authorized	1,755,000,000		1,755,000,000
Sold	16,005,065	155,414,776	38,147,099	414,135,615
Issued in reinvestment of distributions	1,246,850	12,577,313	13,953,329	151,673,631
Redeemed	(31,481,523)	(313,401,279)	(66,609,451)	(726,218,036)
	(14,229,608)	(145,409,190)	(14,509,023)	(160,408,790)
G Class/Shares Authorized	325,000,000		325,000,000
Sold	2,098,822	19,753,645	13,110,137	149,899,157
Issued in reinvestment of distributions	275,757	2,773,936	2,564,592	27,867,615
Redeemed	(12,294,589)	(128,563,496)	(29,598,029)	(343,713,409)
	(9,920,010)	(106,035,915)	(13,923,300)	(165,946,637)
Net increase (decrease)	(62,108,419)	$(633,075,502)	(63,769,130)	$(711,050,197)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Value Fund
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	2,307,831	$18,453,580	4,475,888	$36,572,828
Issued in reinvestment of distributions	1,278,866	10,456,445	14,151,399	110,938,799
Redeemed	(8,957,946)	(71,930,105)	(19,771,335)	(161,871,108)
	(5,371,249)	(43,020,080)	(1,144,048)	(14,359,481)
I Class/Shares Authorized	600,000,000		600,000,000
Sold	2,684,467	21,300,062	6,503,518	53,598,114
Issued in reinvestment of distributions	647,992	5,311,008	6,511,696	51,263,515
Redeemed	(7,858,747)	(63,691,019)	(10,639,336)	(88,554,481)
	(4,526,288)	(37,079,949)	2,375,878	16,307,148
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	3,001,955	23,810,457	7,816,001	62,663,393
Issued in reinvestment of distributions	181,657	1,492,650	1,660,727	13,089,938
Redeemed	(3,814,610)	(30,544,354)	(7,322,262)	(60,510,420)
	(630,998)	(5,241,247)	2,154,466	15,242,911
A Class/Shares Authorized	60,000,000		60,000,000
Sold	304,692	2,396,632	590,597	4,822,150
Issued in reinvestment of distributions	48,839	398,476	603,178	4,719,526
Redeemed	(515,833)	(4,129,671)	(2,046,708)	(16,819,926)
	(162,302)	(1,334,563)	(852,933)	(7,278,250)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	5,185	40,936	34,317	274,611
Issued in reinvestment of distributions	2,032	16,053	63,570	482,431
Redeemed	(153,789)	(1,169,372)	(318,255)	(2,500,481)
	(146,572)	(1,112,383)	(220,368)	(1,743,439)
R Class/Shares Authorized	325,000,000		325,000,000
Sold	84,561	668,591	528,533	4,255,414
Issued in reinvestment of distributions	182,525	1,489,989	2,703,235	21,165,075
Redeemed	(2,036,125)	(16,322,791)	(4,982,841)	(40,960,793)
	(1,769,039)	(14,164,211)	(1,751,073)	(15,540,304)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	19,717	159,718
Issued in reinvestment of distributions	12	104	2,694	21,436
Redeemed	—	—	(388,636)	(3,273,582)
	12	104	(366,225)	(3,092,428)
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	1,325,094	10,826,375	3,185,171	26,227,307
Issued in reinvestment of distributions	131,819	1,083,080	1,286,850	10,134,491
Redeemed	(1,708,225)	(13,782,292)	(3,144,421)	(25,696,256)
	(251,312)	(1,872,837)	1,327,600	10,665,542
Net increase (decrease)	(12,857,748)	$(103,825,166)	1,523,297	$201,699

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Equity Income Fund	$472,043,290
Focused Large Cap Value Fund	$274,059,091
Mid Cap Value Fund	$599,701,495
Small Cap Dividend Fund	$1,193,323
Small Cap Value Fund	$46,815,652
Value Fund	$177,681,682

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Equity Income Fund	Focused Large Cap Value Fund	Mid Cap Value Fund
Federal tax cost of investments	$5,163,142,817	$2,159,440,860	$5,953,985,769
Gross tax appreciation of investments	$1,601,918,750	$618,090,373	$978,227,775
Gross tax depreciation of investments	(142,735,546)	(66,838,488)	(266,279,933)
Net tax appreciation (depreciation) of investments	$1,459,183,204	$551,251,885	$711,947,842

	Small Cap Dividend Fund	Small Cap Value Fund	Value Fund
Federal tax cost of investments	$101,563,414	$3,968,082,209	$1,631,660,246
Gross tax appreciation of investments	$3,588,358	$770,387,069	$628,346,862
Gross tax depreciation of investments	(11,826,264)	(435,291,004)	(67,808,141)
Net tax appreciation (depreciation) of investments	$(8,237,906)	$335,096,065	$560,538,721

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2025, Focused Large Cap Value Fund had post-October capital loss deferrals of $(1,760,739), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Income Fund
Investor Class
2025(3)	$8.71	0.10	0.33	0.43	(0.12)	—	(0.12)	$9.02	4.97%	0.95%	0.95%	2.33%	2.33%	17%	$2,764,911
2025	$8.84	0.19	0.63	0.82	(0.22)	(0.73)	(0.95)	$8.71	9.70%	0.94%	0.94%	2.21%	2.21%	31%	$2,891,737
2024	$8.76	0.21	0.54	0.75	(0.21)	(0.46)	(0.67)	$8.84	9.09%	0.93%	0.93%	2.46%	2.46%	17%	$3,163,228
2023	$9.86	0.21	(0.53)	(0.32)	(0.21)	(0.57)	(0.78)	$8.76	(3.22)%	0.92%	0.92%	2.29%	2.29%	29%	$3,635,179
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
2021	$7.14	0.17	2.33	2.50	(0.19)	—	(0.19)	$9.45	35.30%	0.91%	0.91%	2.10%	2.10%	52%	$4,211,554
I Class
2025(3)	$8.72	0.11	0.33	0.44	(0.13)	—	(0.13)	$9.03	5.07%	0.75%	0.75%	2.53%	2.53%	17%	$2,119,640
2025	$8.85	0.22	0.62	0.84	(0.24)	(0.73)	(0.97)	$8.72	9.91%	0.74%	0.74%	2.41%	2.41%	31%	$2,264,888
2024	$8.77	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.85	9.29%	0.73%	0.73%	2.66%	2.66%	17%	$2,874,673
2023	$9.87	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.77	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$4,265,425
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
2021	$7.15	0.20	2.32	2.52	(0.20)	—	(0.20)	$9.47	35.67%	0.71%	0.71%	2.30%	2.30%	52%	$5,167,202
Y Class
2025(3)	$8.73	0.12	0.33	0.45	(0.13)	—	(0.13)	$9.05	5.25%	0.60%	0.60%	2.68%	2.68%	17%	$755,829
2025	$8.87	0.23	0.61	0.84	(0.25)	(0.73)	(0.98)	$8.73	9.94%	0.59%	0.59%	2.56%	2.56%	31%	$783,660
2024	$8.79	0.24	0.55	0.79	(0.25)	(0.46)	(0.71)	$8.87	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$728,299
2023	$9.89	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.79	(2.87)%	0.57%	0.57%	2.64%	2.64%	29%	$227,227
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
2021	$7.16	0.21	2.33	2.54	(0.22)	—	(0.22)	$9.48	35.83%	0.56%	0.56%	2.45%	2.45%	52%	$281,614
A Class
2025(3)	$8.70	0.09	0.34	0.43	(0.11)	—	(0.11)	$9.02	4.96%	1.20%	1.20%	2.08%	2.08%	17%	$608,135
2025	$8.84	0.18	0.61	0.79	(0.20)	(0.73)	(0.93)	$8.70	9.29%	1.19%	1.19%	1.96%	1.96%	31%	$637,673
2024	$8.76	0.20	0.53	0.73	(0.19)	(0.46)	(0.65)	$8.84	8.82%	1.18%	1.18%	2.21%	2.21%	17%	$693,134
2023	$9.86	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$8.76	(3.46)%	1.17%	1.17%	2.04%	2.04%	29%	$747,365
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437
2021	$7.14	0.16	2.31	2.47	(0.16)	—	(0.16)	$9.45	34.95%	1.16%	1.16%	1.85%	1.85%	52%	$869,137

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Income Fund
C Class
2025(3)	$8.71	0.06	0.32	0.38	(0.07)	—	(0.07)	$9.02	4.45%	1.95%	1.95%	1.33%	1.33%	17%	$85,161
2025	$8.84	0.11	0.62	0.73	(0.13)	(0.73)	(0.86)	$8.71	8.59%	1.94%	1.94%	1.21%	1.21%	31%	$100,739
2024	$8.76	0.13	0.54	0.67	(0.13)	(0.46)	(0.59)	$8.84	8.00%	1.93%	1.93%	1.46%	1.46%	17%	$154,213
2023	$9.86	0.12	(0.53)	(0.41)	(0.12)	(0.57)	(0.69)	$8.76	(4.17)%	1.92%	1.92%	1.29%	1.29%	29%	$204,407
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
2021	$7.14	0.09	2.32	2.41	(0.10)	—	(0.10)	$9.45	33.90%	1.91%	1.91%	1.10%	1.10%	52%	$303,205
R Class
2025(3)	$8.66	0.08	0.33	0.41	(0.10)	—	(0.10)	$8.97	4.74%	1.45%	1.45%	1.83%	1.83%	17%	$29,312
2025	$8.79	0.15	0.62	0.77	(0.17)	(0.73)	(0.90)	$8.66	9.19%	1.44%	1.44%	1.71%	1.71%	31%	$31,211
2024	$8.72	0.17	0.53	0.70	(0.17)	(0.46)	(0.63)	$8.79	8.46%	1.43%	1.43%	1.96%	1.96%	17%	$33,186
2023	$9.82	0.16	(0.53)	(0.37)	(0.16)	(0.57)	(0.73)	$8.72	(3.71)%	1.42%	1.42%	1.79%	1.79%	29%	$40,525
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
2021	$7.11	0.14	2.30	2.44	(0.14)	—	(0.14)	$9.41	34.60%	1.41%	1.41%	1.60%	1.60%	52%	$57,032
R5 Class
2025(3)	$8.71	0.11	0.33	0.44	(0.13)	—	(0.13)	$9.02	5.07%	0.75%	0.75%	2.53%	2.53%	17%	$1,871
2025	$8.84	0.21	0.63	0.84	(0.24)	(0.73)	(0.97)	$8.71	9.92%	0.74%	0.74%	2.41%	2.41%	31%	$1,459
2024	$8.76	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.84	9.30%	0.73%	0.73%	2.66%	2.66%	17%	$76,699
2023	$9.86	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.76	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$64,341
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
2021	$7.14	0.19	2.33	2.52	(0.20)	—	(0.20)	$9.46	35.72%	0.71%	0.71%	2.30%	2.30%	52%	$62,610
R6 Class
2025(3)	$8.73	0.12	0.33	0.45	(0.13)	—	(0.13)	$9.05	5.25%	0.60%	0.60%	2.68%	2.68%	17%	$283,516
2025	$8.86	0.23	0.62	0.85	(0.25)	(0.73)	(0.98)	$8.73	10.06%	0.59%	0.59%	2.56%	2.56%	31%	$321,161
2024	$8.78	0.25	0.54	0.79	(0.25)	(0.46)	(0.71)	$8.86	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$517,571
2023	$9.88	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.78	(2.88)%	0.57%	0.57%	2.64%	2.64%	29%	$823,361
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
2021	$7.16	0.21	2.32	2.53	(0.22)	—	(0.22)	$9.47	35.68%	0.56%	0.56%	2.45%	2.45%	52%	$1,040,730

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Income Fund
G Class
2025(3)	$8.74	0.15	0.33	0.48	(0.16)	—	(0.16)	$9.06	5.56%	0.01%	0.60%	3.27%	2.68%	17%	$8
2025	$8.87	0.28	0.63	0.91	(0.31)	(0.73)	(1.04)	$8.74	10.70%	0.01%	0.59%	3.14%	2.56%	31%	$8
2024	$8.79	0.29	0.55	0.84	(0.30)	(0.46)	(0.76)	$8.87	10.06%	0.01%	0.58%	3.38%	2.81%	17%	$7
2023	$9.89	0.29	(0.53)	(0.24)	(0.29)	(0.57)	(0.86)	$8.79	(2.34)%	0.01%	0.57%	3.20%	2.64%	29%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7
2021	$7.16	0.27	2.32	2.59	(0.27)	—	(0.27)	$9.48	36.61%	0.00%	0.56%	3.01%	2.45%	52%	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Large Cap Value Fund
Investor Class
2025(3)	$10.56	0.09	0.63	0.72	(0.10)	—	(0.10)	$11.18	6.83%	0.83%	0.83%	1.74%	1.74%	36%	$531,763
2025	$10.54	0.19	0.80	0.99	(0.20)	(0.77)	(0.97)	$10.56	9.77%	0.84%	0.84%	1.79%	1.79%	51%	$533,425
2024	$9.66	0.20	1.05	1.25	(0.20)	(0.17)	(0.37)	$10.54	13.22%	0.84%	0.84%	2.00%	2.00%	45%	$542,359
2023	$10.35	0.19	(0.22)	(0.03)	(0.18)	(0.48)	(0.66)	$9.66	(0.18)%	0.84%	0.84%	1.91%	1.91%	47%	$581,007
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
2021	$8.24	0.19	3.62	3.81	(0.19)	(0.06)	(0.25)	$11.80	46.64%	0.83%	0.83%	1.90%	1.90%	112%	$645,489
I Class
2025(3)	$10.58	0.10	0.62	0.72	(0.11)	—	(0.11)	$11.19	6.82%	0.63%	0.63%	1.94%	1.94%	36%	$32,015
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.98%	0.64%	0.64%	1.99%	1.99%	51%	$32,360
2024	$9.67	0.22	1.06	1.28	(0.22)	(0.17)	(0.39)	$10.56	13.54%	0.64%	0.64%	2.20%	2.20%	45%	$35,437
2023	$10.36	0.21	(0.22)	(0.01)	(0.20)	(0.48)	(0.68)	$9.67	0.02%	0.64%	0.64%	2.11%	2.11%	47%	$35,789
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
2021	$8.24	0.22	3.62	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$42,273
A Class
2025(3)	$10.56	0.08	0.61	0.69	(0.08)	—	(0.08)	$11.17	6.60%	1.08%	1.08%	1.49%	1.49%	36%	$28,924
2025	$10.54	0.16	0.80	0.96	(0.17)	(0.77)	(0.94)	$10.56	9.49%	1.09%	1.09%	1.54%	1.54%	51%	$28,831
2024	$9.66	0.17	1.05	1.22	(0.17)	(0.17)	(0.34)	$10.54	12.93%	1.09%	1.09%	1.75%	1.75%	45%	$31,371
2023	$10.34	0.16	(0.20)	(0.04)	(0.16)	(0.48)	(0.64)	$9.66	(0.32)%	1.09%	1.09%	1.66%	1.66%	47%	$31,310
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
2021	$8.23	0.17	3.62	3.79	(0.16)	(0.06)	(0.22)	$11.80	46.44%	1.08%	1.08%	1.65%	1.65%	112%	$34,806
C Class
2025(3)	$10.57	0.04	0.61	0.65	(0.04)	—	(0.04)	$11.18	6.20%	1.83%	1.83%	0.74%	0.74%	36%	$747
2025	$10.55	0.09	0.79	0.88	(0.09)	(0.77)	(0.86)	$10.57	8.65%	1.84%	1.84%	0.79%	0.79%	51%	$792
2024	$9.66	0.10	1.06	1.16	(0.10)	(0.17)	(0.27)	$10.55	12.20%	1.84%	1.84%	1.00%	1.00%	45%	$884
2023	$10.35	0.09	(0.21)	(0.12)	(0.09)	(0.48)	(0.57)	$9.66	(1.17)%	1.84%	1.84%	0.91%	0.91%	47%	$1,088
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
2021	$8.23	0.09	3.62	3.71	(0.08)	(0.06)	(0.14)	$11.80	45.31%	1.83%	1.83%	0.90%	0.90%	112%	$1,358

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Large Cap Value Fund
R Class
2025(3)	$10.58	0.07	0.61	0.68	(0.07)	—	(0.07)	$11.19	6.45%	1.33%	1.33%	1.24%	1.24%	36%	$7,304
2025	$10.56	0.14	0.80	0.94	(0.15)	(0.77)	(0.92)	$10.58	9.19%	1.34%	1.34%	1.29%	1.29%	51%	$6,662
2024	$9.67	0.14	1.07	1.21	(0.15)	(0.17)	(0.32)	$10.56	12.74%	1.34%	1.34%	1.50%	1.50%	45%	$5,969
2023	$10.36	0.14	(0.22)	(0.08)	(0.13)	(0.48)	(0.61)	$9.67	(0.67)%	1.34%	1.34%	1.41%	1.41%	47%	$6,348
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286
2021	$8.24	0.14	3.62	3.76	(0.13)	(0.06)	(0.19)	$11.81	46.00%	1.33%	1.33%	1.40%	1.40%	112%	$4,006
R5 Class
2025(3)	$10.58	0.11	0.62	0.73	(0.11)	—	(0.11)	$11.20	6.92%	0.63%	0.63%	1.94%	1.94%	36%	$10
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.97%	0.64%	0.64%	1.99%	1.99%	51%	$10
2024	$9.68	0.21	1.06	1.27	(0.22)	(0.17)	(0.39)	$10.56	13.41%	0.64%	0.64%	2.20%	2.20%	45%	$9
2023	$10.36	0.21	(0.21)	—	(0.20)	(0.48)	(0.68)	$9.68	0.13%	0.64%	0.64%	2.11%	2.11%	47%	$8
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
2021	$8.24	0.21	3.63	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$7
R6 Class
2025(3)	$10.57	0.11	0.62	0.73	(0.12)	—	(0.12)	$11.18	6.91%	0.48%	0.48%	2.09%	2.09%	36%	$70,761
2025	$10.55	0.23	0.80	1.03	(0.24)	(0.77)	(1.01)	$10.57	10.16%	0.49%	0.49%	2.14%	2.14%	51%	$62,031
2024	$9.67	0.23	1.05	1.28	(0.23)	(0.17)	(0.40)	$10.55	13.60%	0.49%	0.49%	2.35%	2.35%	45%	$64,685
2023	$10.35	0.22	(0.20)	0.02	(0.22)	(0.48)	(0.70)	$9.67	0.27%	0.49%	0.49%	2.26%	2.26%	47%	$147,303
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
2021	$8.24	0.23	3.62	3.85	(0.22)	(0.06)	(0.28)	$11.81	47.29%	0.48%	0.48%	2.25%	2.25%	112%	$195,898
G Class
2025(3)	$10.58	0.14	0.62	0.76	(0.14)	—	(0.14)	$11.20	7.25%	0.00%	0.48%	2.57%	2.09%	36%	$2,051,022
2025	$10.56	0.28	0.80	1.08	(0.29)	(0.77)	(1.06)	$10.58	10.68%	0.01%	0.49%	2.62%	2.14%	51%	$2,288,557
2024	$9.68	0.28	1.05	1.33	(0.28)	(0.17)	(0.45)	$10.56	14.13%	0.01%	0.49%	2.83%	2.35%	45%	$2,752,857
2023	$10.36	0.27	(0.21)	0.06	(0.26)	(0.48)	(0.74)	$9.68	0.75%	0.01%	0.49%	2.74%	2.26%	47%	$2,349,375
2022(4)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%	0.47%	1.68%	1.21%	42%(5)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)March 15, 2022 (commencement of sale) through March 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Mid Cap Value Fund
Investor Class
2025(3)	$15.82	0.14	0.89	1.03	(0.14)	—	(0.14)	$16.71	6.58%	0.98%	0.98%	1.79%	1.79%	33%	$1,514,203
2025	$16.24	0.26	0.67	0.93	(0.25)	(1.10)	(1.35)	$15.82	5.78%	0.97%	0.97%	1.57%	1.57%	50%	$1,539,945
2024	$15.59	0.28	1.20	1.48	(0.28)	(0.55)	(0.83)	$16.24	9.79%	0.98%	0.98%	1.81%	1.81%	54%	$1,750,410
2023	$17.30	0.28	(0.75)	(0.47)	(0.28)	(0.96)	(1.24)	$15.59	(2.58)%	0.98%	0.98%	1.70%	1.70%	64%	$2,150,798
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
2021	$12.35	0.22	6.78	7.00	(0.23)	(0.09)	(0.32)	$19.03	57.22%	0.97%	0.97%	1.43%	1.43%	65%	$2,519,909
I Class
2025(3)	$15.84	0.16	0.89	1.05	(0.16)	—	(0.16)	$16.73	6.67%	0.78%	0.78%	1.99%	1.99%	33%	$1,128,979
2025	$16.26	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.84	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$1,198,156
2024	$15.61	0.31	1.20	1.51	(0.31)	(0.55)	(0.86)	$16.26	10.00%	0.78%	0.78%	2.01%	2.01%	54%	$1,804,559
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.38)%	0.78%	0.78%	1.90%	1.90%	64%	$1,779,890
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
2021	$12.36	0.25	6.79	7.04	(0.27)	(0.09)	(0.36)	$19.04	57.50%	0.77%	0.77%	1.63%	1.63%	65%	$1,778,956
Y Class
2025(3)	$15.85	0.17	0.90	1.07	(0.17)	—	(0.17)	$16.75	6.81%	0.63%	0.63%	2.14%	2.14%	33%	$300,152
2025	$16.27	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.85	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$283,181
2024	$15.62	0.33	1.20	1.53	(0.33)	(0.55)	(0.88)	$16.27	10.16%	0.63%	0.63%	2.16%	2.16%	54%	$226,761
2023	$17.33	0.33	(0.75)	(0.42)	(0.33)	(0.96)	(1.29)	$15.62	(2.23)%	0.63%	0.63%	2.05%	2.05%	64%	$168,200
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
2021	$12.36	0.28	6.79	7.07	(0.29)	(0.09)	(0.38)	$19.05	57.69%	0.62%	0.62%	1.78%	1.78%	65%	$180,923
A Class
2025(3)	$15.77	0.12	0.89	1.01	(0.12)	—	(0.12)	$16.66	6.46%	1.23%	1.23%	1.54%	1.54%	33%	$160,770
2025	$16.19	0.21	0.68	0.89	(0.21)	(1.10)	(1.31)	$15.77	5.53%	1.22%	1.22%	1.32%	1.32%	50%	$168,079
2024	$15.55	0.24	1.19	1.43	(0.24)	(0.55)	(0.79)	$16.19	9.55%	1.23%	1.23%	1.56%	1.56%	54%	$211,867
2023	$17.26	0.23	(0.74)	(0.51)	(0.24)	(0.96)	(1.20)	$15.55	(2.89)%	1.23%	1.23%	1.45%	1.45%	64%	$232,651
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
2021	$12.32	0.19	6.76	6.95	(0.19)	(0.09)	(0.28)	$18.99	56.87%	1.22%	1.22%	1.18%	1.18%	65%	$323,669

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Mid Cap Value Fund
C Class
2025(3)	$15.46	0.06	0.87	0.93	(0.06)	—	(0.06)	$16.33	6.06%	1.98%	1.98%	0.79%	0.79%	33%	$7,589
2025	$15.91	0.09	0.65	0.74	(0.09)	(1.10)	(1.19)	$15.46	4.67%	1.97%	1.97%	0.57%	0.57%	50%	$8,469
2024	$15.28	0.12	1.18	1.30	(0.12)	(0.55)	(0.67)	$15.91	8.75%	1.98%	1.98%	0.81%	0.81%	54%	$18,982
2023	$16.98	0.11	(0.72)	(0.61)	(0.13)	(0.96)	(1.09)	$15.28	(3.53)%	1.98%	1.98%	0.70%	0.70%	64%	$27,561
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037
2021	$12.17	0.07	6.67	6.74	(0.07)	(0.09)	(0.16)	$18.75	55.65%	1.97%	1.97%	0.43%	0.43%	65%	$51,558
R Class
2025(3)	$15.70	0.10	0.88	0.98	(0.10)	—	(0.10)	$16.58	6.30%	1.48%	1.48%	1.29%	1.29%	33%	$77,015
2025	$16.12	0.17	0.68	0.85	(0.17)	(1.10)	(1.27)	$15.70	5.28%	1.47%	1.47%	1.07%	1.07%	50%	$78,489
2024	$15.48	0.20	1.19	1.39	(0.20)	(0.55)	(0.75)	$16.12	9.24%	1.48%	1.48%	1.31%	1.31%	54%	$90,211
2023	$17.19	0.19	(0.74)	(0.55)	(0.20)	(0.96)	(1.16)	$15.48	(3.08)%	1.48%	1.48%	1.20%	1.20%	64%	$95,536
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
2021	$12.28	0.15	6.74	6.89	(0.15)	(0.09)	(0.24)	$18.93	56.48%	1.47%	1.47%	0.93%	0.93%	65%	$97,590
R5 Class
2025(3)	$15.85	0.16	0.89	1.05	(0.16)	—	(0.16)	$16.74	6.73%	0.78%	0.78%	1.99%	1.99%	33%	$15,310
2025	$16.27	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.85	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$16,107
2024	$15.61	0.31	1.21	1.52	(0.31)	(0.55)	(0.86)	$16.27	10.06%	0.78%	0.78%	2.01%	2.01%	54%	$24,671
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.39)%	0.78%	0.78%	1.90%	1.90%	64%	$31,521
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
2021	$12.36	0.25	6.80	7.05	(0.27)	(0.09)	(0.36)	$19.05	57.58%	0.77%	0.77%	1.63%	1.63%	65%	$59,132
R6 Class
2025(3)	$15.84	0.17	0.89	1.06	(0.17)	—	(0.17)	$16.73	6.75%	0.63%	0.63%	2.14%	2.14%	33%	$2,497,802
2025	$16.26	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.84	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$2,854,305
2024	$15.60	0.33	1.21	1.54	(0.33)	(0.55)	(0.88)	$16.26	10.24%	0.63%	0.63%	2.16%	2.16%	54%	$3,417,541
2023	$17.32	0.33	(0.76)	(0.43)	(0.33)	(0.96)	(1.29)	$15.60	(2.30)%	0.63%	0.63%	2.05%	2.05%	64%	$3,653,940
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
2021	$12.36	0.28	6.78	7.06	(0.29)	(0.09)	(0.38)	$19.04	57.74%	0.62%	0.62%	1.78%	1.78%	65%	$3,494,909

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Mid Cap Value Fund
G Class
2025(3)	$15.85	0.22	0.90	1.12	(0.22)	—	(0.22)	$16.75	7.14%	0.01%	0.63%	2.76%	2.14%	33%	$976,755
2025	$16.27	0.41	0.68	1.09	(0.41)	(1.10)	(1.51)	$15.85	6.82%	0.00%	0.62%	2.54%	1.92%	50%	$1,205,914
2024	$15.62	0.43	1.20	1.63	(0.43)	(0.55)	(0.98)	$16.27	10.84%	0.01%	0.63%	2.78%	2.16%	54%	$1,408,762
2023	$17.33	0.43	(0.75)	(0.32)	(0.43)	(0.96)	(1.39)	$15.62	(1.63)%	0.01%	0.63%	2.67%	2.05%	64%	$1,255,802
2022(4)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%	0.62%	2.11%	1.49%	50%(5)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)March 15, 2022 (commencement of sale) through March 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Dividend Fund
Investor Class
2025(3)	$10.17	0.09	(0.05)	0.04	(0.10)	—	(0.10)	$10.11	0.37%	1.09%	1.09%	1.88%	1.88%	22%	$17,072
2025	$10.22	0.21	(0.08)	0.13	(0.15)	(0.03)	(0.18)	$10.17	1.26%	1.09%	1.09%	1.90%	1.90%	61%	$16,855
2024	$9.20	0.20	1.00	1.20	(0.18)	—	(0.18)	$10.22	13.27%	1.14%	1.14%	2.17%	2.17%	102%	$3,785
2023(4)	$10.00	0.23	(0.78)	(0.55)	(0.20)	(0.05)	(0.25)	$9.20	(5.40)%	1.10%	1.10%	2.52%	2.52%	54%	$2,604
I Class
2025(3)	$10.17	0.10	(0.04)	0.06	(0.11)	—	(0.11)	$10.12	0.57%	0.89%	0.89%	2.08%	2.08%	22%	$4,598
2025	$10.23	0.24	(0.10)	0.14	(0.17)	(0.03)	(0.20)	$10.17	1.36%	0.89%	0.89%	2.10%	2.10%	61%	$4,988
2024	$9.21	0.22	1.00	1.22	(0.20)	—	(0.20)	$10.23	13.60%	0.94%	0.94%	2.37%	2.37%	102%	$4,334
2023(4)	$10.00	0.46	(0.98)	(0.52)	(0.22)	(0.05)	(0.27)	$9.21	(5.22)%	0.90%	0.90%	2.72%	2.72%	54%	$3,420
A Class
2025(3)	$10.16	0.08	(0.05)	0.03	(0.08)	—	(0.08)	$10.11	0.34%	1.34%	1.34%	1.63%	1.63%	22%	$117
2025	$10.22	0.20	(0.10)	0.10	(0.13)	(0.03)	(0.16)	$10.16	0.95%	1.34%	1.34%	1.65%	1.65%	61%	$104
2024	$9.20	0.20	0.98	1.18	(0.16)	—	(0.16)	$10.22	12.99%	1.39%	1.39%	1.92%	1.92%	102%	$115
2023(4)	$10.00	0.19	(0.76)	(0.57)	(0.18)	(0.05)	(0.23)	$9.20	(5.62)%	1.35%	1.35%	2.27%	2.27%	54%	$24
R Class
2025(3)	$10.16	0.07	(0.06)	0.01	(0.07)	—	(0.07)	$10.10	0.22%	1.59%	1.59%	1.38%	1.38%	22%	$219
2025	$10.23	0.17	(0.10)	0.07	(0.11)	(0.03)	(0.14)	$10.16	0.67%	1.59%	1.59%	1.40%	1.40%	61%	$192
2024	$9.20	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.23	12.83%	1.64%	1.64%	1.67%	1.67%	102%	$162
2023(4)	$10.00	0.20	(0.79)	(0.59)	(0.16)	(0.05)	(0.21)	$9.20	(5.85)%	1.60%	1.60%	2.02%	2.02%	54%	$124
R6 Class
2025(3)	$10.17	0.11	(0.05)	0.06	(0.11)	—	(0.11)	$10.12	0.64%	0.74%	0.74%	2.23%	2.23%	22%	$134
2025	$10.23	0.26	(0.10)	0.16	(0.19)	(0.03)	(0.22)	$10.17	1.52%	0.74%	0.74%	2.25%	2.25%	61%	$124
2024	$9.21	0.24	1.00	1.24	(0.22)	—	(0.22)	$10.23	13.77%	0.79%	0.79%	2.52%	2.52%	102%	$83
2023(4)	$10.00	0.25	(0.76)	(0.51)	(0.23)	(0.05)	(0.28)	$9.21	(5.08)%	0.75%	0.75%	2.87%	2.87%	54%	$36
G Class
2025(3)	$10.17	0.15	(0.05)	0.10	(0.15)	—	(0.15)	$10.12	1.01%	0.00%	0.74%	2.97%	2.23%	22%	$71,764
2025	$10.23	0.31	(0.07)	0.24	(0.27)	(0.03)	(0.30)	$10.17	2.28%	0.00%	0.74%	2.99%	2.25%	61%	$85,045
2024	$9.21	0.31	1.00	1.31	(0.29)	—	(0.29)	$10.23	14.49%	0.05%	0.79%	3.26%	2.52%	102%	$27
2023(4)	$10.00	0.31	(0.75)	(0.44)	(0.30)	(0.05)	(0.35)	$9.21	(4.31)%	0.01%	0.75%	3.61%	2.87%	54%	$24

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)April 5, 2022 (fund inception) through March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Value Fund
Investor Class
2025(3)	$9.75	0.05	0.37	0.42	(0.05)	—	(0.05)	$10.12	4.28%	1.10%	1.10%	1.00%	1.00%	20%	$528,530
2025	$10.86	0.10	(0.50)	(0.40)	(0.10)	(0.61)	(0.71)	$9.75	(4.19)%	1.08%	1.08%	0.94%	0.94%	39%	$575,834
2024	$9.24	0.10	1.62	1.72	(0.10)	—	(0.10)	$10.86	18.72%	1.09%	1.09%	1.12%	1.12%	46%	$750,408
2023	$10.40	0.07	(0.92)	(0.85)	(0.06)	(0.25)	(0.31)	$9.24	(8.04)%	1.09%	1.09%	0.74%	0.74%	44%	$869,441
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
2021	$5.20	0.03	5.55	5.58	(0.04)	—	(0.04)	$10.74	107.63%	1.19%	1.19%	0.46%	0.46%	72%	$958,579
I Class
2025(3)	$9.89	0.06	0.37	0.43	(0.06)	—	(0.06)	$10.26	4.33%	0.90%	0.90%	1.20%	1.20%	20%	$1,336,893
2025	$11.00	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.89	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$1,562,919
2024	$9.36	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.00	18.93%	0.89%	0.89%	1.32%	1.32%	46%	$2,065,440
2023	$10.53	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.36	(7.86)%	0.89%	0.89%	0.94%	0.94%	44%	$1,982,752
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
2021	$5.26	0.05	5.61	5.66	(0.06)	—	(0.06)	$10.86	108.04%	0.99%	0.99%	0.66%	0.66%	72%	$2,049,527
Y Class
2025(3)	$9.91	0.07	0.36	0.43	(0.06)	—	(0.06)	$10.28	4.39%	0.75%	0.75%	1.35%	1.35%	20%	$94,703
2025	$11.02	0.15	(0.51)	(0.36)	(0.14)	(0.61)	(0.75)	$9.91	(3.78)%	0.73%	0.73%	1.29%	1.29%	39%	$112,060
2024	$9.37	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.02	19.19%	0.74%	0.74%	1.47%	1.47%	46%	$64,579
2023	$10.54	0.10	(0.92)	(0.82)	(0.10)	(0.25)	(0.35)	$9.37	(7.72)%	0.74%	0.74%	1.09%	1.09%	44%	$67,231
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
2021	$5.27	0.06	5.62	5.68	(0.07)	—	(0.07)	$10.88	108.41%	0.84%	0.84%	0.81%	0.81%	72%	$66,827
A Class
2025(3)	$9.60	0.04	0.35	0.39	(0.03)	—	(0.03)	$9.96	4.12%	1.35%	1.35%	0.75%	0.75%	20%	$65,359
2025	$10.70	0.07	(0.48)	(0.41)	(0.08)	(0.61)	(0.69)	$9.60	(4.40)%	1.33%	1.33%	0.69%	0.69%	39%	$71,075
2024	$9.10	0.08	1.59	1.67	(0.07)	—	(0.07)	$10.70	18.49%	1.34%	1.34%	0.87%	0.87%	46%	$88,474
2023	$10.25	0.05	(0.91)	(0.86)	(0.04)	(0.25)	(0.29)	$9.10	(8.30)%	1.34%	1.34%	0.49%	0.49%	44%	$89,315
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
2021	$5.13	0.02	5.47	5.49	(0.02)	—	(0.02)	$10.60	107.16%	1.44%	1.44%	0.21%	0.21%	72%	$94,533

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Value Fund
C Class
2025(3)	$8.76	—(4)	0.33	0.33	—	—	—	$9.09	3.77%	2.10%	2.10%	0.00%	0.00%	20%	$16,522
2025	$9.83	(0.01)	(0.44)	(0.45)	(0.01)	(0.61)	(0.62)	$8.76	(5.14)%	2.08%	2.08%	(0.06)%	(0.06)%	39%	$17,589
2024	$8.37	0.01	1.46	1.47	(0.01)	—	(0.01)	$9.83	17.54%	2.09%	2.09%	0.12%	0.12%	46%	$21,117
2023	$9.48	(0.02)	(0.84)	(0.86)	—(4)	(0.25)	(0.25)	$8.37	(8.99)%	2.09%	2.09%	(0.26)%	(0.26)%	44%	$21,277
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317
2021	$4.82	(0.04)	5.12	5.08	—	—	—	$9.90	105.39%	2.19%	2.19%	(0.54)%	(0.54)%	72%	$15,448
R Class
2025(3)	$9.50	0.02	0.36	0.38	(0.02)	—	(0.02)	$9.86	4.03%	1.60%	1.60%	0.50%	0.50%	20%	$5,783
2025	$10.60	0.05	(0.49)	(0.44)	(0.05)	(0.61)	(0.66)	$9.50	(4.68)%	1.58%	1.58%	0.44%	0.44%	39%	$5,807
2024	$9.02	0.06	1.57	1.63	(0.05)	—	(0.05)	$10.60	18.14%	1.59%	1.59%	0.62%	0.62%	46%	$7,104
2023	$10.16	0.02	(0.89)	(0.87)	(0.02)	(0.25)	(0.27)	$9.02	(8.44)%	1.59%	1.59%	0.24%	0.24%	44%	$7,017
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
2021	$5.10	—(4)	5.43	5.43	—(4)	—	—(4)	$10.53	106.61%	1.69%	1.69%	(0.04)%	(0.04)%	72%	$5,120
R5 Class
2025(3)	$9.90	0.06	0.37	0.43	(0.06)	—	(0.06)	$10.27	4.32%	0.90%	0.90%	1.20%	1.20%	20%	$8,255
2025	$11.01	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.90	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$9,274
2024	$9.37	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.01	18.91%	0.89%	0.89%	1.32%	1.32%	46%	$10,710
2023	$10.54	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.37	(7.85)%	0.89%	0.89%	0.94%	0.94%	44%	$14,369
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
2021	$5.26	0.05	5.62	5.67	(0.06)	—	(0.06)	$10.87	108.23%	0.99%	0.99%	0.66%	0.66%	72%	$9,870
R6 Class
2025(3)	$9.89	0.07	0.37	0.44	(0.06)	—	(0.06)	$10.27	4.50%	0.75%	0.75%	1.35%	1.35%	20%	$2,018,315
2025	$11.01	0.14	(0.51)	(0.37)	(0.14)	(0.61)	(0.75)	$9.89	(3.88)%	0.73%	0.73%	1.29%	1.29%	39%	$2,084,887
2024	$9.36	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.01	19.21%	0.74%	0.74%	1.47%	1.47%	46%	$2,479,758
2023	$10.53	0.11	(0.93)	(0.82)	(0.10)	(0.25)	(0.35)	$9.36	(7.73)%	0.74%	0.74%	1.09%	1.09%	44%	$1,992,368
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
2021	$5.26	0.06	5.61	5.67	(0.07)	—	(0.07)	$10.86	108.42%	0.84%	0.84%	0.81%	0.81%	72%	$943,344

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Value Fund
G Class
2025(3)	$9.92	0.10	0.38	0.48	(0.10)	—	(0.10)	$10.30	4.87%	0.01%	0.75%	2.09%	1.35%	20%	$230,481
2025	$11.04	0.22	(0.51)	(0.29)	(0.22)	(0.61)	(0.83)	$9.92	(3.16)%	0.00%	0.73%	2.02%	1.29%	39%	$320,423
2024	$9.39	0.22	1.64	1.86	(0.21)	—	(0.21)	$11.04	20.01%	0.00%	0.74%	2.21%	1.47%	46%	$510,166
2023	$10.55	0.18	(0.93)	(0.75)	(0.16)	(0.25)	(0.41)	$9.39	(7.04)%	0.01%	0.74%	1.82%	1.09%	44%	$300,172
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%	0.74%	1.44%	0.70%	43%	$343,209
2021	$5.29	0.12	5.63	5.75	(0.15)	—	(0.15)	$10.89	110.06%	0.00%	0.84%	1.65%	0.81%	72%	$359,758

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Value Fund
Investor Class
2025(3)	$7.99	0.08	0.52	0.60	(0.08)	—	(0.08)	$8.51	7.53%	0.97%	0.99%	1.99%	1.97%	28%	$1,172,779
2025	$8.28	0.16	0.40	0.56	(0.16)	(0.69)	(0.85)	$7.99	7.09%	0.97%	0.98%	1.94%	1.93%	44%	$1,143,745
2024	$7.77	0.17	0.92	1.09	(0.17)	(0.41)	(0.58)	$8.28	14.62%	1.01%	1.02%	2.18%	2.17%	35%	$1,194,845
2023	$9.16	0.16	(0.38)	(0.22)	(0.16)	(1.01)	(1.17)	$7.77	(2.23)%	1.02%	1.02%	1.95%	1.95%	42%	$1,193,571
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.01%	1.52%	1.52%	41%	$1,309,198
2021	$5.92	0.14	3.55	3.69	(0.15)	(0.14)	(0.29)	$9.32	63.17%	1.00%	1.00%	1.88%	1.88%	53%	$1,550,992
I Class
2025(3)	$8.02	0.09	0.52	0.61	(0.09)	—	(0.09)	$8.54	7.61%	0.77%	0.79%	2.19%	2.17%	28%	$506,721
2025	$8.31	0.18	0.40	0.58	(0.18)	(0.69)	(0.87)	$8.02	7.28%	0.77%	0.78%	2.14%	2.13%	44%	$511,895
2024	$7.79	0.19	0.93	1.12	(0.19)	(0.41)	(0.60)	$8.31	14.95%	0.81%	0.82%	2.38%	2.37%	35%	$510,614
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.03)%	0.82%	0.82%	2.15%	2.15%	42%	$454,802
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	0.81%	1.72%	1.72%	41%	$520,321
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$529,024
Y Class
2025(3)	$8.02	0.09	0.52	0.61	(0.09)	—	(0.09)	$8.54	7.69%	0.62%	0.64%	2.34%	2.32%	28%	$141,143
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.45%	0.62%	0.63%	2.29%	2.28%	44%	$137,534
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$124,612
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$109,655
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$128,721
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$120,607
A Class
2025(3)	$7.97	0.07	0.53	0.60	(0.07)	—	(0.07)	$8.50	7.54%	1.22%	1.24%	1.74%	1.72%	28%	$52,719
2025	$8.27	0.14	0.39	0.53	(0.14)	(0.69)	(0.83)	$7.97	6.70%	1.22%	1.23%	1.69%	1.68%	44%	$50,780
2024	$7.75	0.15	0.93	1.08	(0.15)	(0.41)	(0.56)	$8.27	14.51%	1.26%	1.27%	1.93%	1.92%	35%	$59,682
2023	$9.15	0.14	(0.39)	(0.25)	(0.14)	(1.01)	(1.15)	$7.75	(2.58)%	1.27%	1.27%	1.70%	1.70%	42%	$55,295
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.26%	1.27%	1.27%	41%	$69,880
2021	$5.92	0.12	3.54	3.66	(0.13)	(0.14)	(0.27)	$9.31	62.58%	1.25%	1.25%	1.63%	1.63%	53%	$66,639

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Value Fund
C Class
2025(3)	$7.75	0.04	0.50	0.54	(0.04)	—	(0.04)	$8.25	6.96%	1.97%	1.99%	0.99%	0.97%	28%	$3,271
2025	$8.05	0.08	0.39	0.47	(0.08)	(0.69)	(0.77)	$7.75	6.05%	1.97%	1.98%	0.94%	0.93%	44%	$4,207
2024	$7.56	0.09	0.90	0.99	(0.09)	(0.41)	(0.50)	$8.05	13.59%	2.01%	2.02%	1.18%	1.17%	35%	$6,145
2023	$8.95	0.08	(0.38)	(0.30)	(0.08)	(1.01)	(1.09)	$7.56	(3.28)%	2.02%	2.02%	0.95%	0.95%	42%	$8,718
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	2.01%	0.52%	0.52%	41%	$9,886
2021	$5.81	0.07	3.46	3.53	(0.07)	(0.14)	(0.21)	$9.13	61.27%	2.00%	2.00%	0.88%	0.88%	53%	$9,212
R Class
2025(3)	$7.99	0.06	0.52	0.58	(0.06)	—	(0.06)	$8.51	7.40%	1.47%	1.49%	1.49%	1.47%	28%	$214,260
2025	$8.27	0.12	0.41	0.53	(0.12)	(0.69)	(0.81)	$7.99	6.54%	1.47%	1.48%	1.44%	1.43%	44%	$215,245
2024	$7.76	0.13	0.92	1.05	(0.13)	(0.41)	(0.54)	$8.27	14.06%	1.51%	1.52%	1.68%	1.67%	35%	$237,549
2023	$9.15	0.12	(0.38)	(0.26)	(0.12)	(1.01)	(1.13)	$7.76	(2.72)%	1.52%	1.52%	1.45%	1.45%	42%	$230,445
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.51%	1.02%	1.02%	41%	$254,460
2021	$5.92	0.10	3.54	3.64	(0.11)	(0.14)	(0.25)	$9.31	62.15%	1.50%	1.50%	1.38%	1.38%	53%	$237,129
R5 Class
2025(3)	$8.01	0.09	0.53	0.62	(0.09)	—	(0.09)	$8.54	7.75%	0.77%	0.79%	2.19%	2.17%	28%	$10
2025	$8.30	0.19	0.39	0.58	(0.18)	(0.69)	(0.87)	$8.01	7.29%	0.77%	0.78%	2.14%	2.13%	44%	$10
2024	$7.79	0.19	0.92	1.11	(0.19)	(0.41)	(0.60)	$8.30	14.81%	0.81%	0.82%	2.38%	2.37%	35%	$3,051
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.01)%	0.82%	0.82%	2.15%	2.15%	42%	$2,659
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	0.81%	1.72%	1.72%	41%	$2,618
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$2,281
R6 Class
2025(3)	$8.02	0.09	0.52	0.61	(0.09)	—	(0.09)	$8.54	7.69%	0.62%	0.64%	2.34%	2.32%	28%	$104,832
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.44%	0.62%	0.63%	2.29%	2.28%	44%	$100,409
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$92,998
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$82,438
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$107,011
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$93,724

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreements

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreements, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with each Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Equity Income Fund - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Focused Large Cap Value Fund - The Fund’s performance was above its benchmark for the three- and ten-year periods and below its benchmark for the one- and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods and below for the five- and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Mid Cap Value Fund - The Fund’s performance was above its benchmark for the three- and ten-year periods and below its benchmark for the one- and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and ten-year periods and below for the five-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the

Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Small Cap Dividend Fund - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Small Cap Value Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Value Fund - The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee such that the Investor Class management fee not exceed 0.945% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 2511

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2025